As filed with the Securities and Exchange Commission on April 26, 2006

Registration No.         333-112089

811-21491

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY - F

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 3

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        ☒

Amendment No. 4

SEPARATE ACCOUNT VA V

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2006 pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a
previously	filed post-effective amendment

FLEXIBLE PREMIUM

VARIABLE ANNUITY - F

Issued Through

SEPARATE ACCOUNT VA V

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2006

This flexible premium deferred annuity policy has many investment choices. There is a separate account that offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Western Reserve Life Assurance Co. of Ohio (WRL). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Flexible Premium Variable Annuity - F, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2006. Please call us at (800) 851-9777 or write us at: Western Reserve Life Assurance Co. of Ohio, Administrative Office—Annuity Department, P.O. Box 9051, Clearwater, FL 33758-9051*. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the public reference room by calling the SEC at (800)-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

*	Effective July 31, 2006, our mailing address will be changed to 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The Florida address will become the administrative office. See the Glossary in this prospectus for specific definitions of these offices.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by J.P. Morgan Investment Advisors, Inc.

AEGON Bond

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by Capital Guardian Trust Company

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Growth & Income

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Columbia Management Advisors, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS ® Investment Management

MFS High Yield

Subadvised by Munder Capital Management

Munder Net50

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

VIP Index 500 Portfolio

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Administrative office (effective July 31, 2006)—Our administrative office and mailing address is P.O. Box 90515068, Clearwater, Florida 33758-90515068. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777. Our hours are Monday—Friday from 8:30 a.m. – 7:00 p.m. Eastern time. Please do not send any money, correspondence or notices to this office, send them to the mailing address.

Annuitant—The person on whose life any death benefit or annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least three years after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon partial withdrawal or surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts withdrawn, surrendered, transferred, or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by WRL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon partial withdrawal, surrender, or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of WRL’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which WRL may offer and into which premium payments may be paid or amounts transferred.

Mailing address – Effective July 31, 2006, our mailing address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial withdrawals (partial withdrawal minus excess interest adjustments plus the surrender charge on the portion of the requested partial withdrawal that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year—A policy year begins on the policy date and on each policy anniversary.

Separate Account—Separate Account VA V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Western Reserve Life Assurance Co. of Ohio (WRL, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of WRL. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers a minimum interest rate that we guarantee.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings under policies owned by individuals accumulate on a tax-deferred basis and are taxed as ordinary income when taken out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The amount you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

AEGON Bond – Service Class

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Capital Guardian Value – Service Class

Clarion Global Real Estate Securities – Service Class

Federated Growth & Income – Service Class

Great Companies – America SM – Service Class

Great Companies – Technology SM – Service Class

Janus Growth – Service Class

J.P. Morgan Enhanced Index – Service Class

Marsico Growth – Service Class

Mercury Large Cap Value – Service Class

MFS High Yield – Service Class

Munder Net50 – Service Class

PIMCO Total Return – Service Class

Salomon All Cap – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Small Cap – Service Class

Templeton Great Companies Global – Service Class

Third Avenue Value – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

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Transamerica Money Market – Service Class

Transamerica Small/Mid Cap Value – Service Class

Transamerica U.S. Government Securities – Service Class

Transamerica Value Balanced – Service Class

Van Kampen Mid-Cap Growth – Service Class

Fidelity – VIP Index 500 Portfolio – Service Class 2

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in the SAI. This data does not indicate future performance.

5.	EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 9% of premium payments partially withdrawn or surrendered within three years after the premium is paid.

Partial withdrawals, surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.45% (if you do not choose an optional death benefit), or 1.50% (if you choose the “Return of Premium Death Benefit”), or 1.70% (if you choose the “Annual Step-Up Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

Upon surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes (including any retaliatory tax), if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual fee equal to 0.55% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

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6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). Once each policy year you may generally take free of surrender charges up to the greater of:

•	10% of your premium payments; or

•	any gains in the policy.

Amounts withdrawn or surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial withdrawals deemed to be from premium.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation.

Partial withdrawals and surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

When you purchase a policy you may generally choose one of the following optional guaranteed minimum death benefits:

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

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10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include but are not limited to, the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive are generally included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•	You can elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement – Extra II” (“BEE-Extra II”). There is an extra charge for this rider.

•	Under certain medically related circumstances, you may partially withdraw or surrender your policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may partially withdraw or surrender your policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account (your premium payments are invested in your investment choices during the right to cancel period). Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy at our administrative and service office within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who Should Purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for

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retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, for various reasons including legal restrictions in your state. See your policy for specific variations since any such variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your policy.

Financial Statements. Financial Statements for WRL are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2006) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Administrative Office

Western Reserve Life Assurance Co. of Ohio

P.O. Box 9051

Clearwater, FL 33758-9051

You may check your policy at www.westernreserve.com. We cannot guarantee that you will be able to access this site.

Or write to us at our mailing address (effective July 31, 2006):

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	9%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.45%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.25%
Return of Premium Death Benefit(7)	0.05%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.70%
Optional Rider Fees:
Beneficiary Earnings Enhancement – Extra II(9)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(10):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(11)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1343	$2248	$2731	$5641
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.(12)	$533	$1618	$2731	$5641

For information concerning compensation paid for the sale of the Policies, see “Distributor of the Policies.”

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(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, we may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each subaccount’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.30%) is for the accumulation phase with no optional guaranteed minimum death benefit(also known as the Account Value Death Benefit).

(6)	The fee for the Annual Step-Up Death Benefit (0.25%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the mortality and expense risk and administrative fee.

(8)	This includes the Annual Step - Up Death Benefit.

(9)	The Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value. This fee is deducted only during the accumulation phase.

(10)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to WRL by the underlying fund portfolios, their investment advisers or managers, and WRL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(11)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

(12)	You cannot annuitize before the third policy anniversary.

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1.	THE ANNUITY POLICY

This prospectus describes the Flexible Premium Variable Annuity – F policy offered by Western Reserve Life Assurance Co. of Ohio.

An annuity is a contract between you, the owner, and an insurance company (in this case WRL), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then we will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

We will not issue a policy unless:

•	we receive at the administrative and service office all information needed to issue the policy;

•	we receive at the administrative and service office a minimum initial premium payment (except for 403(b) policies); and

•	the annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Western Reserve Life Assurance Co. of Ohio and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial

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premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-80 require our prior approval. For issue ages over 80, cumulative premium payments above $500,000 require prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

We reserve the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

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3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below.

The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by J.P. Morgan Investment Advisors, Inc.(1)

AEGON Bond

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by Capital Guardian Trust Company

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities.

Clarion Global Real Estate Securities(2)

Subadvised by Federated Equity Management Company of Pennsylvania(3)

Federated Growth & Income

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Columbia Management Advisors, LLC(4)

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS ® Investment Management

MFS High Yield

Subadvised by Munder Capital Management

Munder Net50

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Subadvised by Van Kampen Asset Management Inc

Van Kampen Mid-Cap Growth(5)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

VIP Index 500 Portfolio

(1)	Formerly known as Banc One Investment Advisors Corporation.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	Formerly subadvised by Federated Investment Counseling.

(4)	Formerly known as Banc of America Capital Management, L.L.C.

(5)	Formerly known as Van Kampen Emerging Growth.

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The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the underling fund portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and We may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Contracts. (See “Revenue We Receive”.) We have included the ATST portfolios at least in part because they are managed by Transamerica Fund Advisers, Inc., our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

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While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to any fixed account option will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Partial withdrawals, surrenders, and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon surrender your cash value attributable to the fixed account will not be less than the minimum amount required by the nonforfeiture law provisions in effect for your state at the time the policy is issued.

If you select the fixed account, your money will be placed with WRL’s other general assets. The amount you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

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During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to certain limitations. See Section 10—Telephone Transactions.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the

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Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market

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timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading in certain subaccounts.

Policy owners should be aware that we expect to be contractually obligated to prohibit transfers by policy owners identified by an underlying fund and to provide policy owner transaction data to the underlying funds.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive

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trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

The SAI contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can partially withdraw or surrender the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can partially withdraw up to the greater of 10% of your premium payments or any gains in the policy once each policy year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the partial withdrawal. (The free percentage is not cumulative, so not withdrawing anything in one year does not increase the surrender charge free amount in subsequent years.) If the partial withdrawal (or surrender) is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

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The following schedule shows the surrender charges that apply during the three years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium withdrawn or surrendered)
0 to 1	9%
> 1 to 2	8%
> 2 to 3	7%
> 3	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you withdraw $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of ($30,000 - $10,000)).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 (8% of ($100,000 – ($100,000 x 10%))).

You will generally receive the full amount of a requested partial withdrawal by deducting any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you partially withdraw or surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that partial withdrawals and surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, partial withdrawal and surrenders from nonqualified policies are generally considered to come from earnings first.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 to 1	4%
> 1 to 2	3%
> 2 to 3	2%
> 3 to 4	1%
> 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Partial withdrawals, surrenders, and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited.

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This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase: the mortality and expense risk fee is at an annual rate of 1.30% if you elect the Account Value Death Benefit (no optional guaranteed minimum death benefit is elected). For the Return of Premium Death Benefit, the daily mortality and expense risk fee is 0.05% higher, at an annual rate of 1.35%; and for the Annual Step-Up Death Benefit the daily mortality and expense risk fee is 0.25% higher, at an annual rate of 1.55%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulations phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial withdrawals, is at least $50,000.

Premium Taxes

Some states assess premium taxes (including retaliatory tax) on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	the policy is surrendered; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as wire transfers and overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer.

Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

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Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee. The fee is currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. Our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Contracts, receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable annuity products are then credited to us as an administrative expense. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Contracts and to certain other variable annuity and insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Service Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Contract and to certain other variable annuity and insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Western Reserve and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25	%(2)
Variable Insurance Products Fund (Fidelity)	0.50	%(3)

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

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(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

(3)	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

•	Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”), InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of fund assets. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

For the calendar year ended December 31, 2005, TCI received revenue sharing payments ranging from $3,000 to $112,000 (for a total of $605,041) from the following underlying fund portfolio managers and/or sub-advisers to participate in TCI’s events: Salomon Brothers Asset Management, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Mercury Advisors, Great Companies LLC and American Century Investment Management.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Contracts.

For further details about the compensation payments we make in connection with the sale of the Contracts, see "Sale of the Contracts" in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a partial withdrawal or surrender; or

•	by taking systematic payouts.

Partial Withdrawals and Surrenders

If you surrender your policy, you will receive your cash value.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to the policy value.

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You may elect to take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any partial withdrawal you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A partial withdrawal may also reduce other benefits.

Partial withdrawals and surrenders may be subject to a surrender charge. Partial withdrawals and surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, tax penalties, and certain restrictions may apply to any partial withdrawal or surrender you make.

Partial withdrawals and surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other partial withdrawals or surrenders unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for partial withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer, partial withdrawal, or surrender, if interest rates set by us have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on partial withdrawal, surrender, or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on partial withdrawal, surrender, or transfer.

Any amount partially withdrawn or surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

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There will be no excess interest adjustment on any of the following:

•	partial withdrawals or transfers of interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	partial withdrawals to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is three years after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is generally payable in a lump sum or under one of the annuity payment options.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is less than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

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A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable, unless otherwise noted.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed only)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to partially withdraw or surrender the Life with Emergency CashSM benefit. The amount you partially withdraw must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to partially withdraw or surrender. A partial withdrawal will reduce all future payments pro rata. A surrender charge may apply and there may be adverse tax consequences (consult a tax advisor before requesting a partial withdrawal or surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed only)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to partially withdraw or surrender the Life with Emergency CashSM benefit. The amount you partially withdraw must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to partially withdraw or surrender. A partial withdrawal will reduce all future payments pro rata. A surrender charge may apply and there may be adverse tax consequences (consult a

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tax advisor before requesting a partial withdrawal or surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with us. The default option will be Option 3 Life with 10 Years Certain. Some annuity payment options may not be available in all states.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we will make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments may continue to a new payee, or the present value may be paid in a single sum.

IF:

•	you choose Life with Emergency CashSM; and

•	The annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping us informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the named beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

Annuitant Death Before the Annuity Commencement Date

We will pay a death benefit to the surviving beneficiary IF:

•	you are both the annuitant and sole owner of the policy; and

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•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit under an annuity payment option or as a lump sum. All current surrender charges will be waived.

Owner Death Before the Annuity Commencement Date

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees. These distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The death benefit will generally be the greatest of the:

•	Account Value which is the greater of the policy value or cash value on the date we receive the required information at our administrative and service office; or

•	Guaranteed minimum death benefit (discussed below), if any, plus premium payments (after the date of death), less gross partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may elect one of the optional guaranteed minimum death benefit options listed below (age limitations may apply) for an additional fee.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

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A.	Annual Step-Up Death Benefit

The Annual Step-Up Death Benefit is equal to:

•	the “step-up value” (described below); plus

•	any premium payments since the last determination point; minus

•	any adjusted partial withdrawals since the last determination point.

The “step-up value” on the policy date is equal to the policy value. On each policy anniversary (referred to as determination points) prior to the earlier of the annuitant’s date of death or the annuitant’s 86th birthday, a comparison is made between 1) the policy value and 2) the previous “step-up value” plus premium payments minus adjusted partial withdrawals since the previous determination point, and the greater value becomes the new “step-up value.”

This benefit is not available if the owner or annuitant is 81 or older on the policy date. There is an extra charge for this death benefit of 0.25% annually for a total mortality and expense risk fee of 1.55%.

B.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	the premium payments; less

•	any adjusted partial withdrawals as of the date of death.

This benefit is not available if the owner or annuitant is age 91 or older on the policy date. There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 1.35%.

You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Withdrawals

When you request a partial withdrawal, your guaranteed minimum death benefit, if any, will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your gross partial withdrawal. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of partial withdrawal. It is also possible that if a guaranteed minimum death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or

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certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a partial withdrawal, surrender, or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy.

Other restrictions may apply including terms of the plan in which you participate. Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Partial Withdrawals and Surrenders—Qualified Policies

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

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In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts partially withdrawn or surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

If your qualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Partial Withdrawals and Surrenders—403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only partially withdraw or surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed minimum withdrawal benefit.

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Partial Withdrawals and Surrenders—Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that partial withdrawal or surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor. When you make a partial withdrawal or surrender you are taxed on the amount of the partial withdrawal or surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that partially withdrawn or surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some partial withdrawals and surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

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Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Guaranteed Minimum Withdrawal Benefits

If your policy contains a guaranteed minimum withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distribution from your policy, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

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10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time during the accumulation phase to receive regular partial withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your premium payments reduced by prior withdrawals in that policy year; or

(2)	is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

Keep in mind that partial withdrawals under the systematic payout option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the optional Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee or eliminate the charge for it after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not decrease below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

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Beneficiary Earnings Enhancement—Extra II

The optional “Beneficiary Earnings Enhancement – Extra II” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement – Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement – Extra II Benefit Amount. An additional benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the Beneficiary Earnings Enhancement - Extra II if the policy value on the date the death benefit is paid is less than the premium payments added after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial withdrawal on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement – Extra II, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement – Extra II benefit amount. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76 and the rider is still available.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement—Extra II may not be re-elected for one year.

The Beneficiary Earnings Enhancement—Extra II may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a partial withdrawal or surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

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•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

You must provide written notice from your treating physician.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit during the accumulation phase after the first policy year.

There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to partial withdrawals or surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of the partial withdrawal or surrender;

•	must have a minimum cash value at the time of the partial withdrawal or surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of partial withdrawal or surrender.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit during the accumulation phase after the first policy year.

There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You may also make partial withdrawals subject to certain restrictions.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

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We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a special Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the special Dollar Cost Averaging transfers will increase, but the length of the special Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is

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completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy at any time while the annuitant is alive. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was initially incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the policy.

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The Separate Account

We established a separate account, called Separate Account VA V, under the laws of the State of Ohio on December 17, 2003. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses. The assets of the separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering our variable annuity products, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including us, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and reinstatements.

Voting Rights

We will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you

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and other owners that have voting interests in the underlying fund portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate underlying fund portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting and distribution agreement with our affiliate, AFSG, for the distribution and sale of the policies. We reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the policies, as described below.)

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to policies that have already been purchased.

The selling firms who have selling agreements with AFSG and us are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7% of premiums.

To the extent permitted by NASD rules, Western Reserve, ISI and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

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Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the policy.

ISI pays its branch managers a portion of the commissions received from Western Reserve for the sale of the policies. Sales representatives receive a portion of the commissions for their sales of policies in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of policies in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our policies. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Revenue Sharing Paid to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special

43

compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: (240)-744-3030.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG’s ability to perform under its principal underwriting agreement, or on Western Reserve’s ability to meet its obligations under the policy.

There continues to be significant federal and state regulatory activity relating to financial services companies. Western Reserve and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (“SEC”). In particular, Western Reserve has responded to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by Western Reserve, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. Western Reserve and its affiliates are actively working with the SEC in this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, Western Reserve does not believe the resolution will be material to its financial position. Western Reserve and/or its affiliates, and not the separate account or its policy owners, will bear the costs regarding these regulatory matters.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Beneficiary Earnings Enhancement - Extra II - Additional Information
Historical Performance Data
Published Ratings
State Regulation
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A
Condensed Financial Information
Appendix B
Historical Performance Data

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2005. Should the total separate account expenses applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 851-9777

writing:	Administrative Office
Western Reserve Life Assurance Co. of Ohio
P.O. Box 9051
Clearwater, FL 33758-9051

Subaccount	Year	1.85%			1.45%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AEGON Bond - Service Class(1)	2005	$1.000000	$0.998987	0.000	$1.030085	$1.036384	62,657.787
	2004	N/A	N/A	N/A	$1.000000	$1.030085	0
Asset Allocation - Conservative Portfolio - Service Class(1)	2005	$1.000000	$1.062127	27,984.659	$1.069667	$1.107232	709,931.146
	2004	N/A	N/A	N/A	$1.000000	$1.069667	235,461
Asset Allocation - Growth Portfolio - Service Class(1)	2005	$1.000000	$1.151666	5,945.007	$1.110523	$1.225220	348,850.965
	2004	N/A	N/A	N/A	$1.000000	$1.110523	34,029
Asset Allocation - Moderate Portfolio - Service Class(1)	2005	$1.000000	$1.093644	24,954.186	$1.083915	$1.144643	1,498,073.355
	2004	N/A	N/A	N/A	$1.000000	$1.083915	419,087
Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2005	$1.000000	$1.125509	136,979.676	$1.103537	$1.193406	1,439,621.422
	2004	N/A	N/A	N/A	$1.000000	$1.103537	353,038
Capital Guardian Value - Service Class(1)	2005	$1.000000	$1.086596	0.000	$1.132275	$1.199895	111,930.624
	2004	N/A	N/A	N/A	$1.000000	$1.132275	16,793
Clarion Global Real Estate Securities - Service Class(1)(a)	2005	$1.000000	$1.164047	18,274.001	$1.351979	$1.508392	127,334.100
	2004	N/A	N/A	N/A	$1.000000	$1.351979	16,495
Federated Growth & Income - Service Class(1)	2005	$1.000000	$1.039186	51,472.116	$1.097497	$1.132962	442,206.100
	2004	N/A	N/A	N/A	$1.000000	$1.097497	159,643
Great Companies - AmericaSM - Service Class(1)	2005	$1.000000	$1.043788	0.000	$1.006026	$1.027696	46,697.144
	2004	N/A	N/A	N/A	$1.000000	$1.006026	13,988
Great Companies - TechnologySM - Service Class(1)	2005	$1.000000	$1.158187	0.000	$1.070744	$1.075095	0.000
	2004	N/A	N/A	N/A	$1.000000	$1.070744	0
Janus Growth - Service Class(1)	2005	$1.000000	$1.153148	0.000	$1.112152	$1.202652	58,955.653
	2004	N/A	N/A	N/A	$1.000000	$1.112152	1,743
J.P. Morgan Enhanced Index - Service Class(1)	2005	$1.000000	$1.060958	0.000	$1.088896	$1.107705	7,107.196
	2004	N/A	N/A	N/A	$1.000000	$1.088896	0
Marsico Growth - Service Class(1)	2005	$1.000000	$1.123441	0.000	$1.117547	$1.192064	26,738.757
	2004	N/A	N/A	N/A	$1.000000	$1.117547	20,636
Mercury Large Cap Value - Service Class(1)	2005	$1.000000	$1.140035	2,288.518	$1.150439	$1.312444	56,568.953
	2004	N/A	N/A	N/A	$1.000000	$1.150439	0
MFS High Yield - Service Class(1)	2005	$1.000000	$1.032863	20,306.602	$1.081509	$1.082108	4,811.142
	2004	N/A	N/A	N/A	$1.000000	$1.081509	27,276
Munder Net50 - Service Class(1)	2005	$1.000000	$1.283085	2,313.052	$1.111982	$1.181354	3,340.713
	2004	N/A	N/A	N/A	$1.000000	$1.111982	237

46

Subaccount	Year	1.85%			1.45%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
PIMCO Total Return - Service Class(1)	2005	$1.000000	$0.999936	0.000	$1.032272	$1.038234	26,924.260
	2004	N/A	N/A	N/A	$1.000000	$1.032272	530
Salomon All Cap - Service Class(1)	2005	$1.000000	$1.090760	29,617.862	$1.063978	$1.088716	46,353.674
	2004	N/A	N/A	N/A	$1.000000	$1.063978	30,454
T. Rowe Price Equity Income - Service Class(1)	2005	$1.000000	$1.051035	0.000	$1.113124	$1.139026	407,697.565
	2004	N/A	N/A	N/A	$1.000000	$1.113124	170,829
T. Rowe Price Small Cap - Service Class(1)	2005	$1.000000	$1.169575	0.000	$1.060320	$1.153892	140.127
	2004	N/A	N/A	N/A	$1.000000	$1.060320	30
Templeton Great Companies Global - Service Class(1)	2005	$1.000000	$1.104405	0.000	$1.083161	$1.144922	73,665.394
	2004	N/A	N/A	N/A	$1.000000	$1.083161	9,426
Third Avenue Value - Service Class(1)	2005	$1.000000	$1.187906	3,386.055	$1.215339	$1.419283	295,812.185
	2004	N/A	N/A	N/A	$1.000000	$1.215339	74,317
Transamerica Balanced - Service Class(1)	2005	$1.000000	$1.109163	31,493.210	$1.100266	$1.169073	74,338.861
	2004	N/A	N/A	N/A	$1.000000	$1.100266	55,477
Transamerica Convertible Securities - Service Class(1)	2005	$1.000000	$1.116899	0.000	$1.096322	$1.118962	65,540.268
	2004	N/A	N/A	N/A	$1.000000	$1.096322	28
Transamerica Equity - Service Class(1)	2005	$1.000000	$1.233556	4,648.527	$1.110046	$1.272341	353,418.176
	2004	N/A	N/A	N/A	$1.000000	$1.110046	108,851
Transamerica Growth Opportunities - Service Class(1)	2005	$1.000000	$1.245005	0.000	$1.064060	$1.215988	281,964.444
	2004	N/A	N/A	N/A	$1.000000	$1.064060	97,174
Transamerica Money Market - Service Class(1)	2005	$1.000000	$1.007242	115,985.219	$.996536	$1.008142	191,558.255
	2004	N/A	N/A	N/A	$1.000000	$.996536	50,177
Transamerica Small/Mid Cap Value - Service Class(1)	2005	$1.000000	$1.156522	3,862.589	$1.124021	$1.254922	134,638.659
	2004	N/A	N/A	N/A	$1.000000	$1.124021	49,059
Transamerica U.S. Government Securities - Service Class(1)	2005	$1.000000	$1.000304	273,526.492	$1.024115	$1.029514	10,073.810
	2004	N/A	N/A	N/A	$1.000000	$1.024115	7,454
Transamerica Value Balanced - Service Class(1)	2005	$1.000000	$1.068541	22,157.338	$1.082783	$1.133642	51,745.095
	2004	N/A	N/A	N/A	$1.000000	$1.082783	22,326
Van Kampen Mid-Cap Growth - Service Class(1)(b)	2005	$1.000000	$1.132802	0.000	$1.069928	$1.131799	117,940.579
	2004	N/A	N/A	N/A	$1.000000	$1.069928	14,042
Fidelity - VIP Index 500 Portfolio - Service Class 2(1)	2005	$1.000000	$1.072468	1,001.122	$1.083634	$1.116852	10,422.624
	2004	N/A	N/A	N/A	$1.000000	$1.083634	1,536

(1)	Subaccount Inception Date May 1, 2004.

(a)	Formerly known as Clarion Real Estate Securities.

(b)	Formerly known as Van Kampen Emerging Growth.

The International Moderate Growth—Service Class has not commenced operations as of December 31, 2005, therefore, comparable data is not available.

47

FLEXIBLE PREMIUM

VARIABLE ANNUITY - F

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please Note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Western Reserve Life Assurance Co. of Ohio at (800) 851-9777 for additional information regarding the availability of the living benefits rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	9%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity - F dated May 1, 2006

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.45%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.25%
Return of Premium Death Benefit(7)	0.05%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.70%
Optional Rider Fees:
Beneficiary Earnings Enhancement – Extra II(9)	0.55%
Living Benefits Rider(10)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1343	$2248	$2731	$5641
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.(13)	$533	$1618	$2731	$5641

For information concerning compensation paid for the sale of the Policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

2

(2)	The surrender charge, if any is imposed, applies regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, we may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each subaccount’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.30%) is for the accumulation phase with no optional guaranteed minimum death benefit(also known as the Account Value Death Benefit).

(6)	The fee for the Annual Step-Up Death Benefit (0.25%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the mortality and expense risk and administrative fee.

(8)	This includes the Annual Step - Up Death Benefit.

(9)	The Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value. This fee is deducted only during the accumulation phase.

(10)	The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to WRL by the underlying fund portfolios, their investment advisers or managers, and WRL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

(13)	You cannot annuitize before the third policy anniversary.

3

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.

4

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee, and such impact may be on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benfits,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.).

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	or you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•	Excess withdrawals may cause you to lose the benefit of the rider.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

5

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). Please contact us or your registered representative to obtain the supplement to the Statement of Additional Information, “Living Benefits Rider Adjusted Partial Withdrawal,” which provides examples showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

6

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee, as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal on the “for life” benefit is illustrated below.

5% “For Life”

Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities —Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

7

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

This supplement summarizes the Living Benefits rider. The application and operation of the Living Benefits rider are governed by the terms and conditions of the rider itself. The living benefits rider may vary for certain policies and may not be available for all policies.

8

FLEXIBLE PREMIUM

VARIABLE ANNUITY - F

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

You should view this rider as a way to permit you to invest in variable investment options while still having your liquidity protected to the extent provided hereby.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 for Life rider for a qualified policy.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact us at (800) 851-9777 for additional information regarding the availability of the 5 For Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	9%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.45%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.25%
Return of Premium Death Benefit(7)	0.05%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.70%
Optional Rider Fees:
Beneficiary Earnings Enhancement – Extra II(9)	0.55%
5 For Life Rider(10)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity - F dated May 1, 2006

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.35%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period	$1343	$2248	$2731	$5641
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy(13)	$533	$1618	$2731	$5641

For information concerning compensation paid for the sale of the Policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

2

(2)	The surrender charge, if any is imposed, applies regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, we may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each subaccount’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.30%) is for the accumulation phase with no optional guaranteed minimum death benefit(also known as the Account Value Death Benefit).

(6)	The fee for the Annual Step-Up Death Benefit (0.25%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the mortality and expense risk and administrative fee.

(8)	This includes the Annual Step - Up Death Benefit.

(9)	The Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value. This fee is deducted only during the accumulation phase.

(10)	The fee is a percentage of the total withdrawal base.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to WRL by the underlying fund portfolios, their investment advisers or managers, and WRL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

(13)	You cannot annuitize before the third policy anniversary.

3

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess withdrawals” - see Total Withdrawal Base and Adjusted Partial Withdrawals, below). All withdrawals before age 59 are excess withdrawals, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See Adjusted Partial Withdrawals as described below.)

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

4

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawal”) will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life rider terminates and no additional guaranteed withdrawals exist.

5

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

Designated Investment Options. If you elect the 5 For Life rider, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life rider, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

This supplement summarizes the 5 For Life rider. The application and operation of the 5 For Life rider are governed by the terms and conditions of the rider itself. The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

6

FLEXIBLE PREMIUM

VARIABLE ANNUITY - F

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE WITH GROWTH RIDER

You may elect to purchase the optional 5 for Life with Growth rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80. The maximum issue age may be lower if required by state law.

The 5 for Life with Growth rider may vary for certain policies and may not be available for all policies. Please contact us at (800) 851-9777 for additional information regarding the availability of the 5 for Life with Growth rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 for Life with Growth rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	9%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.45%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.25%
Return of Premium Death Benefit(7)	0.05%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.70%
Optional Rider Fees:
Beneficiary Earnings Enhancement – Extra II(9)	0.55%
5 for Life with Growth Rider (with additional death benefit)(10)	0.85%
5 for Life with Growth Rider (without additional death benefit) (10)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity - F dated May 1, 2006

higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1343	$2248	$2731	$5641
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.(13)	$533	$1618	$2731	$5641

For information concerning compensation paid for the sale of the Policies, see “Distributor of the Policies.”

2

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, we may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each subaccount’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.30%) is for the accumulation phase with no optional guaranteed minimum death benefit(also known as the Account Value Death Benefit).

(6)	The fee for the Annual Step-Up Death Benefit (0.25%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the mortality and expense risk and administrative fee.

(8)	This includes the Annual Step - Up Death Benefit.

(9)	The Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value. This fee is deducted only during the accumulation phase.

(10)	The fee is a percentage of the total withdrawal base.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to WRL by the underlying fund portfolios, their investment advisers or managers, and WRL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

(13)	You cannot annuitize before the third policy anniversary.

3

5 for Life with Growth Benefit

This benefit is intended to provide an accumulating withdrawal base during the growth period, thereafter a stable withdrawal base and a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value while the annuitant is living (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year that the annuitant is living (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see “Total Withdrawal Base” and “Total Withdrawal Base Adjustments,” below).

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. At that time, you could still withdraw up to $6,381each calendar year for the rest of your life (assuming that you do not withdraw more than $6,381 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 for Life with Growth rider unless:

•	the annuitant is at least 55 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Adjustments,” below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

4

For qualified policies:

If the annuitant is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year).

The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” below) including the withdrawal, if any, which ended the growth period.

Note Carefully: The growth (or accumulation) at 5% applies only to the total withdrawal base, and the growth rate has no effect on the policy value.

5

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life with Growth rider terminates and no additional guaranteed withdrawals exist.

Additional Death Benefit available with the 5 for Life with Growth Benefit

If you elect the 5 for Life with Growth benefit, you can also elect for us to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments,” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the 5 for Life with Growth rider.

Please note:

•	If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

•	The minimum remaining withdrawal amount does not accumulate, and the growth benefit has no effect on policy value.

5 for Life with Growth Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary if you do not elect the additional death benefit and 0.85% of the total withdrawal base on each rider anniversary if you do elect the additional death benefit, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

Designated Investment Options. If you elect the 5 for Life with Growth rider, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated fund.

6

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate. The new rider date will be the date the Company receives all necessary information.

Termination. The 5 for Life with Growth rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 for Life with Growth rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

This supplement summarizes the 5 for Life with Growth rider. The application and operation of the 5 for Life with Growth rider are governed by the terms and conditions of the rider itself. The 5 for Life with Growth rider may vary for certain policies and may not be available for all policies.

7

FLEXIBLE PREMIUM

VARIABLE ANNUITY - F

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

INCOME SELECT FOR LIFE

You may elect to purchase the optional Income Select for Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest in certain designated funds. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80. The maximum issue age may be lower if required by state law.

The Income Select for Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 851-9777 for additional information regarding the availability of the Income Select for Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	9%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.45%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.25%
Return of Premium Death Benefit(7)	0.05%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.70%
Optional Rider Fees:
Beneficiary Earnings Enhancement – Extra II(9)	0.55%

	Single Life Option	Joint Life Option
Income Select for Life Rider – base benefit(10)	0.40%	0.60%
Additional Benefits available with the Income Select for Life Rider
Growth(11)	0.25%	0.50%
Death(11)	0.25%	0.20%
Income Enhancement(11)	0.10%	0.20%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.00%	1.50%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity - F dated May 1, 2006

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(12):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1343	$2248	$2731	$5641
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.(14)	$533	$1618	$2731	$5641

For information concerning compensation paid for the sale of the Policies, see “Distributor of the Policies.”

2

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, we may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each subaccount’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.30%) is for the accumulation phase with no optional guaranteed minimum death benefit(also known as the Account Value Death Benefit).

(6)	The fee for the Annual Step-Up Death Benefit (0.25%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the mortality and expense risk and administrative fee.

(8)	This includes the Annual Step -Up Death Benefit.

(9)	The Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value. This fee is deducted only during the accumulation phase.

(10)	The fee is a percentage of the total withdrawal base.

(11)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider fee.

(12)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to WRL by the underlying fund portfolios, their investment advisers or managers, and WRL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

(14)	You cannot annuitize before the third policy anniversary.

3

Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Payment Option – Minimum Remaining Withdrawal Amount, below). All withdrawals before age 59 are excess withdrawals, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $4,500 each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 60—64, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Adjustments below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

4

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Income Benefit Percentage. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after January 1st following the annuitant’s 59th birthday (if the joint life option is elected, the income benefit percentage is governed by the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
> 95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st following the 59th birthday of the annuitant (or if the joint life option is elected, the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent Total Withdrawal Base Adjustments.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate any guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the Income Select for Life rider terminates and no additional guaranteed withdrawals exist.

Designated Investment Options. If you elect the Income Select for Life benefit, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

5

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

6

Income Select for Life – Additional Options

There are four options you may elect with the Income Select for Life rider. The options are:

•	Growth;

•	Additional Death Payment;

•	Joint Life; and

•	Income Enhancement.

1. Growth Option. If you elect the Income Select for Life rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate and election of the growth option has no effect on the policy value.

2. Additional Death Payment Option. If you elect the Income Select for Life rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

7

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life rider.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

3. Joint Life Option. If you elect the Income Select for Life rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note: If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

4. Income Enhancement Option. If you elect the Income Select for Life rider, you can also elect to have your income benefit percentage double if either the annuitant or the annuitant’s spouse (if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days) benefits from this option are available provided the rider has been in effect for 12 months. The elimination period and waiting period can, but do not need to, run consecutively.

Please note:

•	You cannot elect the Income Enhancement Option if you are already confined in a hospital or nursing facility.

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	This additional benefit provided by this option only applies to physical ailments and does not apply to cognitive ailments, like Alzheimer’s.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the waiting period and elimination period requirements.

Income Select for Life Rider and Additional Option Fees

A rider fee, 0.40% for single life and 0.60% for joint life of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit. You will be charged an additional rider fee, which is also a percentage of the total withdrawal base on each rider anniversary, annually prior to annuitization for each additional option you elect with the rider. These additional benefit fees are in addition to the Income Select for Life rider fee. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.10%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment option.

8

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life rider unless:

•	the annuitant is at least 55 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•	annuitization; or

•	termination of your policy.

This supplement summarizes the Income Select for Life rider. The application and operation of the Income Select for Life rider are governed by the terms and conditions of the rider itself. The Income Select for Life rider and additional options may vary for certain policies and may not be available for all policies.

9

FLEXIBLE PREMIUM

VARIABLE ANNUITY - F

Issued by

Western Reserve Life Assurance Co. of Ohio

Supplement Dated May 1, 2006

to the

Prospectus Dated May 1, 2006

C-SHARE RIDER

You may elect to purchase the optional “C-Share Rider” which eliminates all surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the C-Share Rider are summarized below.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The C-Share Rider may not be available for all policies at the date of this supplement. Please contact us at (800) 851-9777 for additional information regarding the availability of the C-Share Rider.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	9%
Transfer Fee(3)	$0 -$10

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity - F dated May 1, 2006

1

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.45%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.25%
Return of Premium Death Benefit(7)	0.05%
C-Share Rider(8)	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(9)	1.85%
Optional Rider Fees:
Beneficiary Earnings Enhancement – Extra II(10)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(11):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	1.42%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1357	$2291	$2799	$5758
If the policy is surrendered at the end of the applicable time period – with C-Share Rider.	$547	$1661	$2799	$5758
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.(13)	$547	$1661	$2799	$5758

For information concerning compensation paid for the sale of the Policies, see “Distributor of the Policies.”

2

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, we may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each subaccount’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.30%) is for the accumulation phase with no optional guaranteed minimum death benefit(also known as the Account Value Death Benefit).

(6)	The fee for the Annual Step-Up Death Benefit (0.25%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the mortality and expense risk and administrative fee.

(8)	The fee for the C-Share Rider (0.15%) is a percentage of policy value and is in addition to the mortality and expense risk and administrative fee.

(9)	This includes the Annual Step - Up Death Benefit.

(10)	The Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value. This fee is deducted only during the accumulation phase.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to WRL by the underlying fund portfolios, their investment advisers or managers, and WRL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

(13)	You cannot annuitize before the third policy anniversary.

3

C-Share Rider

The optional C-Share Rider eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time you purchase the policy.

Please note that the C-Share Rider does not eliminate any excess interest adjustment, nor does it modify other provisions including the systematic payout option.

Rider Fee. A rider fee equal to an effective annual rate of 0.15% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Termination. The rider is irrevocable.

This supplement summarizes the C-Share Rider. The application and operation of the C-Share Rider are governed by the terms and conditions of the rider itself. The C-Share Rider may vary for certain policies and may not be available for all policies.

4

FLEXIBLE PREMIUM VARIABLE ANNUITY - F

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

FIXED ACCOUNT LIMITATIONS

Effective immediately, we will not accept any premium payment in excess of $5,000 for guaranteed period options of less than five years duration. We also will not accept any premium payment or transfer that would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity - F dated May 1, 2006

FLEXIBLE PREMIUM VARIABLE ANNUITY - F

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWLS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Flexible Premium Variable Annuity - F dated May 1, 2006

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar).

2

Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No.   There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

3

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

4

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

5

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

6

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

7

FLEXIBLE PREMIUM VARIABLE ANNUITY - F

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Flexible Premium Variable Annuity - F dated May 1, 2006

Example 1 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

2

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (5 For Life with Growth):

Assumptions:

TWB = $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV	= $90,000 in 10 years

You	= Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (5 For Life with Growth):

Assumptions:

TWB	= $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

3

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $10,000

EWD	= $1,856 ($10,000 - $8,144)

PV	= $90,000 in 10 years

You	= Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74	pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

4

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

5

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $10,000

EWD	= $1,856 ($10,000 - $8,144)

PV	= $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

6

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select with Growth and Death):

Assumptions:

Rider Date = 1/1/2006

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage is now 10% for calendar year 2016.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $16,288.90

Excess withdrawal (“EWD”) = None

PV	= $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

7

2.	$100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

The increase to the Income Benefit Percentage due to the Income Enhancement stops when the qualifying person or persons is/are no longer confined as described in the rider. Any withdrawals taken in excess of the maximum annual withdrawal amount either with or without the Income Enhancement benefit will adjust the rider values as shown in Example 2 (Income Select with Growth and Death).

8

STATEMENT OF ADDITIONAL INFORMATION

FLEXIBLE PREMIUM VARIABLE ANNUITY - F

Issued through

SEPARATE ACCOUNT VA V

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Flexible Premium Variable Annuity - F offered by Western Reserve Life Assurance Co. of Ohio ("WRL"). A copy of the prospectus dated May 1, 2006 may be obtained by calling 1-800-851-9777, or by writing to the Western Reserve Life Assurance Co. of Ohio, Administrative Office - Annuity Department, P.O. Box 9051, Clearwater, FL 33758-9051. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2006

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Western Reserve Life Assurance Co. of Ohio, Administrative Office—Annuity Department, P.O. Box 9051, Clearwater, FL 33758-9051.

Annuitant— The person on whose life any death benefit or annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least three years after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted policy value less any applicable surrender charge.

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts partially withdrawn, surrendered, or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by WRL since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon partial withdrawal, surrender, or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Withdrawal—The portion of a partial withdrawal that exceeds the penalty free amount.

Fixed Account—One or more investment choices under the policy that are part of WRL’s general assets and which are not in the separate account.

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Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which WRL may offer and into which premiums may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial withdrawals (including the net effect of any applicable excess interest adjustment and/or surrender charges on such partial withdrawals); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and other charges, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to WRL by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying fund portfolios.

Surrender Charge—A percentage of each premium payment depending upon the length of time from the date of each premium payment. The surrender charge is assessed on partial withdrawals and surrenders during the accumulation phase. A surrender charge may also be referred to as a “contingent deferred sales charge.” If the C-Share rider is elected, the surrender charge percentage is zero.

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Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives WRL the information it requires and is received at the administrative and service office. For some transactions, WRL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements WRL establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about WRL and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with WRL’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and a spouse in a community or marital property state.

Unless WRL has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment WRL has made or action WRL has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made over the new owner’s lifetime or for a period certain that does not extend beyond that new owner’s life expectancy, provided that the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between WRL and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, WRL will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by WRL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by WRL due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to WRL.

Addition, Deletion, or Substitution of Investments

WRL cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. WRL retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. WRL reserves the right to eliminate the shares of any portfolio held by a subaccount2 and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in WRL’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of WRL, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by WRL. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. WRL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment, or other conditions warrant such change. In the event any subaccount is eliminated, WRL will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, WRL will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, WRL will reinvest the amounts, in another subaccount, or in the fixed account, if appropriate.

Similarly, WRL will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Transamerica Money Market Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, WRL will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

WRL may in the future make additional investment options available to contract owners (although it is not obligated to do so). WRL may create new separate accounts or add new subaccounts to the separate account, or combine subaccounts, or add new underlying fund portfolios. WRL cannot guarantee that the current investment options will always be available. WRL does not control the underlying mutual funds, and they could stop selling new shares, merge with other funds, or liquidate, all without the permission or consent of WRL. For these or other reasons, WRL may remove existing subaccounts and underlying mutual funds or substitute a new fund for an existing fund, or transfer the assets of the separate account to another account or accounts (or otherwise combine the separate account with another account or accounts), but only to the extent permitted by applicable law and with such approvals from securities and insurance regulators as are necessary. In the event of any such substitution or change, WRL may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. WRL may also vote shares in the underlying funds in its own right, or deregister the separate account under the 1940 Act, again only to the extent permitted by applicable law and with such approvals as are necessary. In the event of such deregistration, the separate account would continue to invest in mutual funds or other investment options as directed by contract owners.

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Excess Interest Adjustment

Money that you partially withdraw or surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a partial withdrawal or surrender, if interest rates set by WRL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being partially withdrawn or surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

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Example 1 (Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= $50,000.00 * (1.055) ^ 1.5 = $54,181.21
Cumulative earnings	= $54,181.21 – $50,000.00 = $4,181.21
10% of premium	= $50,000.00 * .10 = $5,000.00
Penalty free amount at middle of policy year 2	= $5,000.00
Amount free of excess interest adjustment	= $4,181.21
Amount subject to excess interest adjustment	= $54,181.21 – $4,181.21 = $50,000.00
Excess interest adjustment floor	= $50,000.00 * (1.015) ^ 1.5 = $51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= $50,000.00 * (.055-.085) * (42/12)

= $-5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to

$51,129.21 - $54,181.21 = $-3,052.00

Adjusted policy value	= policy value + excess interest adjustment = $54,181.21 + (-$3,052.00) = $51,129.21
Portion of penalty-free amount which is deducted form cumulative earnings	= cumulative earnings = $4,181.21
Portion of penalty-free amount which is deducted from premium	= $5,000 - $4,181.21 = $818.79
Surrender charges	= ($50,000.00 - $818.79) * .08 = $3,934.50
Net surrender value at middle of policy year 2	= $51,129.21 - $3,934.50 = $47,194.71

Upon full surrender of the policy, the minimum cash value will never be less than that required by the nonforfeiture laws of your state.

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Example 2 (Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= $50,000.00 * (1.055) ^ 1.5 = $54,181.21
Cumulative earnings	= $54,181.21 – $50,000.00 = $4,181.21
10% of premium	= $50,000.00 * .10 = $5,000.00
Penalty free amount at middle of policy year 2	= $5,000.00
Amount free of excess interest adjustment	= $4,181.21
Amount subject to excess interest adjustment	= $54,181.21 – $4,181.21 = $50,000.00
Excess interest adjustment floor	= $50,000.00 * (1.015) ^ 1.5 = $51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= $50,000.00 * (.055-.045) * (42/12) = $1,750.00
Adjusted Policy Value	= $54,181.21 + $1,750.00 = $55,931.21
Portion of penalty free amount which is deducted from cumulative earnings	= Cumulative earnings = $418.21
Portion of penalty free amount which is deducted from premium	= $5,000 - $418.21 = $818.79
Surrender charges	= ($50,000 - $818.79) * .08 = $3,934.50
Net surrender value at middle of policy year 2	=$55,931.21 - $3,934.50 = $51,996.71

Upon full surrender of the policy, the minimum cash value will never be less than that required by the nonforfeiture laws of your state.

On a partial withdrawal, WRL will pay the policyholder the full amount of partial withdrawal requested (as long as the policy value is sufficient). Amounts withdrawaled will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial withdrawal;

E	=	the excess interest adjustment; and

SC	=	the surrender charges on (EPW - E); where

EPW	=	the excess partial withdrawal amount.

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Example 3 (Partial Withdrawal, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial withdrawal:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= $50,000.00 * (1.055) ^ 1.5 = $54,181.21
Cumulative earnings	= $54,181.21 – $50,000.00 = $4,181.21
10% of premium	= $50,000.00 * .10 = $5,000.00
Penalty free amount at middle of policy year 2	= $5,000.00
Amount free of excess interest adjustment	= $4,181.21
Excess interest adjustment/surrender charge
S = $20,000 – $4,181.21 = $15,818.79
G = .055
C = .065
M = 42
E = $15,818.79 * (.055 - .065) * (42/12) = $-553.66
EPW = $20,000.00 - $5,000.00 = $15,000.00

To receive the full $20,000 partial withdrawal amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = $15,000/(1 - .08) = $16,304.35

SC = .08 * ($16,304.35 – ($-553.66)) = $1,348.64
Remaining policy value at middle of policy year 2	= $54,181.21 - (R - E + surrender charge)
= $54,181.21 - ($20,000.00 - ($-553.66) + $1,348.64) = $32,278.91

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Example 4 (Partial Withdrawal, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial withdrawal:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= $50,000.00 * (1.055) ^ 1.5 = $54,181.21
Cumulative earnings	= $54,181.21 – $50,000.00 = $4,181.21
10% of premium	= $50,000.00 * .10 = $5,000.00
Penalty free amount at middle of policy year 2	= $5,000.00
Amount free of excess interest adjustment	= $4,181.21
Excess interest adjustment/surrender charge
S = $20,000 – $4,181.21 = $15,818.79
G = .055
C = .045
M = 42
E = $15,818.79 * (.055 - .045)* (42/12) = $553.66
EPW = $20,000.00 - $5,000.00 = $15,000.00

To receive the full $20,000 partial withdrawal amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = $15,000/(1 - .08) = $16,304.35

SC = .08 * ($16,304.35 – $553.66) = $1,260.06
Remaining policy value at middle of policy year 2	= $54,181.21 - (R - E + surrender charge)
= $54,181.21 - ($20,000.00 – $553.66 + $1,260.06) = $33,474.81

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, WRL reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to WRL’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by WRL at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount WRL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells WRL in writing and WRL agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in

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accordance with the annuity payment rates set forth in the applicable table contained in the policy. For variable annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under applicable law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by WRL

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units that are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Withdrawal. The amount of your guaranteed minimum death benefit is reduced due to a partial withdrawal by an amount called the adjusted partial withdrawal. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by (2), where:

(1)	is the gross partial withdrawal amount

(2)	is the adjustment factor = current death proceeds prior to the gross partial withdrawal divided by the policy value prior to the gross partial withdrawal.

The following examples describe the effect of a partial withdrawal on the guaranteed minimum death benefit and policy value.

Example 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before partial withdrawal
$50,000	current policy value before partial withdrawal
$75,000	current death proceeds
9%	current surrender charge percentage
$15,000	requested partial withdrawal (requested amount including penalties)
$5,000	surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial withdrawal (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$891	surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.09* ($10,000 - $100)
$10,791	reduction in policy value due to excess partial withdrawal = $10,000 - $100 + $891
$15,791	total Gross Partial Withdrawal
$23,687	adjusted partial withdrawal = ($15,791) * ($75,000) / ($50,000)
$51,314	new guaranteed minimum death benefit (after partial withdrawal) = $75,000 – $23,687
$34,209	new policy value (after partial withdrawal) = $50,000 - $15,791

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Summary:

Reduction in guaranteed minimum death benefit	= $	23,687
Reduction in policy value	= $	15,791

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the partial withdrawal.

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Example 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before partial withdrawal
$75,000	current policy value before partial withdrawal
$75,000	current death proceeds
9%	current surrender charge percentage
$15,000	requested partial withdrawal (requested amount including penalties)
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial withdrawal (amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$684	surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.09*[($7500 - ($-100)]
$8,284	reduction in policy value due to excess partial withdrawal = $7500 - ($-100) + $684 = $7500 + $100 + $684
$15,784	total Gross Partial Withdrawal = $7,500 + $8,284
$15,784	adjusted partial withdrawal = ($15,784) * ($75,000) / ($75,000)
$34,216	new guaranteed minimum death benefit (after partial withdrawal) = $50,000 - $15,784
$59,216	new policy value (after partial withdrawal) = $75,000 - $15,784

Summary:

Reduction in guaranteed minimum death benefit	= $	15,784
Reduction in policy value	= $	15,784

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the partial withdrawal.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, along with any other proof required by or satisfactory to WRL will constitute due proof of death.

Upon receipt at our administrative and service office of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as WRL has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is in effect which would prevent such an election.

Assignment

During the lifetime of the annuitant, the owner may assign any rights or benefits provided by the policy if the policy is a nonqualified policy. An assignment will not be binding on WRL until a copy has been filed at its administrative and service office. The owner’s rights and benefits and those of the beneficiary are subject to the rights of the assignee. WRL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

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Unless you so direct by filing written notice with WRL, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Qualified policies may not be assigned except as otherwise allowed by law.

Evidence of Survival

WRL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until WRL receives such evidence.

Non-Participating

The policy will not share in WRL’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by WRL and approved by one of WRL’s officers. No registered representative has authority to change or waive any provision of the policy.

WRL reserves the right to amend the policy to meet the requirements of any federal or state law or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee, or bona-fide full-time employee of WRL or its affiliated companies or their immediate family. In such a case, WRL may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs WRL experiences on those purchases. WRL may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which WRL is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the partial withdrawal or surrender request, times (b) the number of payments remaining, discounted using a discount rate.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on the anniversary of your annuitization. Without stabilized payments, each payment throughout the annuitization year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of partial withdrawal and surrender values, death benefits, and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

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Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under

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the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are withdrawn or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a

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qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed.

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Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

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Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by WRL to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

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Illustration of Separate Account Accumulation Unit Value Calculations

(Assumes Annual Step - Up Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A - B - C)	= E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.7% on an annual basis; on a daily basis, this equals .000046185.

Then, the net investment factor =	($11.57 + 0 - 0)	- .000046185 = Z = 1.014866096
($11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:
A =	The accumulation unit value for the immediately preceding valuation period.
	Assume	= $X

B =	The net investment factor for the current valuation period.
	Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

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(3)	a per share credit or charge for any taxes reserved for, which WRL determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is currently 1.25% higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant .

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:	A =	Annuity unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
		Assume	= Y

	C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
		Assume	= Z

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Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where: A =	The adjusted policy value as of the annuity commencement date.
	Assume	= $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
	Assume	= $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
$1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
	Assume	= $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
	Assume	= $Y

Then, the number of annuity units =	$X = Z
$Y

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER — ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The client adds $25,000 premium in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds is $145,000.

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EXAMPLE

Policy value on rider date (equals initial policy value since new policy)	$100,000
Additional death benefit during first rider year	$0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000)	$605
Additional death benefit during 2nd rider year (= sum of total rider fees paid)	$605
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= policy value less premiums added since rider date = $115,000 – $0)	$115,000
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000
Rider benefit base in 4th rider year prior to withdrawal (= policy value less premiums added since rider date = $145,000 - $25,000)	$120,000
Rider benefit base in 4th rider year after withdrawal (policy value less premiums added since rider date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 6th Rider Year (= $130,000 - $25,000)	$105,000
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$31,500
Total death proceeds (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

WRL may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount and the Access U.S. Government Money Market Subaccount (collectively, the "Money Market Subaccount"), which invests in the Transamerica Money Market Portfolio or the Access U.S. Government Money Market Subaccount, respectively (collectively, the "Money Market Portfolio"), for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% of the amount of premium payments partially withdrawn and surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the eighth policy year.

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WRL may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

WRL may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U - UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% of the amount of premium payments partially withdrawn and surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

WRL may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which WRL calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of

26

surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

WRL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

WRL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

WRL may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service, and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of WRL. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF WRL

WRL is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of WRL for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine WRL’s contract liabilities and reserves so that the Department may determine the items are correct. WRL’s books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, WRL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

27

ADMINISTRATION

WRL performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

28

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by WRL. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, WRL will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments WRL sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. AFSG is not a member of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. Sales representatives are appointed as our insurance agents.

During fiscal year 2005, and 2004, the amounts paid to AFSG in connection with all policies sold through the separate account were $2,720,533 and $1,054,547, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and/or AFSG, TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, WRL will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result WRL determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

The owner has the voting interest in the selected portfolios. Before the annuity commencement date, the number of votes that the owner has the right to instruct will be calculated separately for each subaccount. The number of votes the owner has the right to instruct for a particular subaccount will be determined by dividing the policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. WRL will solicit voting instructions by sending, written requests for instructions prior to that meeting in accordance with

29

procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by WRL in which the owner, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

WRL makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

WRL holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from WRL’s general account assets. WRL maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by WRL’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of WRL.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to WRL relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Western Reserve and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2005 and for the periods disclosed in the financial statements, and the financial statements and schedules of Western Reserve at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The value of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, which are included in this SAI, should be considered only as bearing on the ability of WRL to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

30

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		1.85%			1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AEGON Bond - Service Class(1)	2005	$1.000000	$0.998987	0.000	$1.028406	$1.032163	440,756.691
	2004	N/A	N/A	N/A	$1.000000	$1.028406	2,300
Asset Allocation - Conservative	2005	$1.000000	$1.062127	27,984.659	$1.067930	$1.102739	2,419,911.866
Portfolio - Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.067930	743,014
Asset Allocation - Growth Portfolio	2005	$1.000000	$1.151666	5,945.007	$1.108703	$1.220227	1,947,902.517
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.108703	524,680
Asset Allocation - Moderate Portfolio	2005	$1.000000	$1.093644	24,954.186	$1.082153	$1.139970	7,465,673.628
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.082153	1,323,188
Asset Allocation - Moderate Growth	2005	$1.000000	$1.125509	136,979.676	$1.101744	$1.188555	5,577,794.708
Portfolio - Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.101744	1,945,925
Captial Guardian Value - Service Class(1)	2005	$1.000000	$1.086596	0.000	$1.130431	$1.195001	378,713.466
	2004	N/A	N/A	N/A	$1.000000	$1.130431	212,322
Clarion Global Real Estate Securities	2005	$1.000000	$1.164047	18,274.001	$1.349771	$1.502240	602,090.730
- Service Class(1)(a)	2004	N/A	N/A	N/A	$1.000000	$1.349771	82,174
Federated Growth & Income	2005	$1.000000	$1.039186	51,472.116	$1.095709	$1.128351	1,111,731.233
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.095709	292,443
Great Companies - AmericaSM	2005	$1.000000	$1.043788	0.000	$1.004378	$1.023490	142,675.885
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.004378	44,409
Great Companies - TechnologySM	2005	$1.000000	$1.158187	0.000	$1.068997	$1.070704	15,324.026
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.068997	37,291
Janus Growth - Service Class(1)	2005	$1.000000	$1.153148	0.000	$1.110337	$1.197745	167,562.406
	2004	N/A	N/A	N/A	$1.000000	$1.110337	3,964
J.P. Morgan Enhanced Index	2005	$1.000000	$1.060958	0.000	$1.087114	$1.103172	488,047.355
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.087114	2,221
Marsico Growth - Service Class(1)	2005	$1.000000	$1.123441	0.000	$1.115732	$1.187214	76,283.238
	2004	N/A	N/A	N/A	$1.000000	$1.115732	3,965
Mercury Large Cap Value	2005	$1.000000	$1.140035	2,288.518	$1.148571	$1.307094	967,890.469
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.148571	239,083
MFS High Yield - Service Class(1)	2005	$1.000000	$1.032863	20,306.602	$1.079743	$1.077702	227,446.399
	2004	N/A	N/A	N/A	$1.000000	$1.079743	18,643
Munder Net50 - Service Class(1)	2005	$1.000000	$1.283085	2,313.052	$1.110173	$1.176545	100,111.432
	2004	N/A	N/A	N/A	$1.000000	$1.110173	26,842
PIMCO Total Return - Service Class(1)	2005	$1.000000	$0.999936	0.000	$1.030594	$1.034009	234,271.779
	2004	N/A	N/A	N/A	$1.000000	$1.030594	108,391
Salomon All Cap - Service Class(1)	2005	$1.000000	$1.090760	29,617.862	$1.062234	$1.084275	416,856.687
	2004	N/A	N/A	N/A	$1.000000	$1.062234	55,827
T. Rowe Price Equity Income	2005	$1.000000	$1.051035	0.000	$1.111309	$1.134388	338,665.200
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.111309	4,690
T. Rowe Price Small Cap	2005	$1.000000	$1.169575	0.000	$1.058595	$1.149190	433,284.171
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.058595	59,742

31

		1.85%			1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Templeton Great Companies Global	2005	$1.000000	$1.104405	0.000	$1.081403	$1.140258	433,543.850
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.081403	70,311
Third Avenue Value - Service Class(1)	2005	$1.000000	$1.187906	3,386.055	$1.213361	$1.413499	1,759,994.926
	2004	N/A	N/A	N/A	$1.000000	$1.213361	462,115
Transamerica Balanced - Service Class(1)	2005	$1.000000	$1.109163	31,493.210	$1.098483	$1.164313	63,146.919
	2004	N/A	N/A	N/A	$1.000000	$1.098483	17,231
Transamerica Convertible Securities	2005	$1.000000	$1.116899	0.000	$1.094538	$1.114407	140,833.100
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.094538	49,115
Transamerica Equity - Service Class(1)	2005	$1.000000	$1.233556	4,648.527	$1.108233	$1.267166	1,094,415.870
	2004	N/A	N/A	N/A	$1.000000	$1.108233	669,468
Transamerica Growth Opportunities	2005	$1.000000	$1.245005	0.000	$1.062326	$1.211037	768,108.535
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.062326	55,852
Transamerica Money Market	2005	$1.000000	$1.007242	115,985.219	$.994913	$1.004024	619,524.170
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$.994913	352,992
Transamerica Small/Mid Cap Value	2005	$1.000000	$1.156522	3,862.589	$1.122189	$1.249799	710,287.045
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.122189	45,733
Transamerica U.S. Government	2005	$1.000000	$1.000304	273,526.492	$1.022445	$1.025323	40,482.929
Securities - Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.022445	0
Transamerica Value Balanced	2005	$1.000000	$1.068541	22,157.338	$1.081020	$1.129008	43,422.329
- Service Class(1)	2004	N/A	N/A	N/A	$1.000000	$1.081020	14,808
Van Kampen Mid-Cap Growth	2005	$1.000000	$1.132802	0.000	$1.068185	$1.127180	285,537.273
- Service Class(1)(b)	2004	N/A	N/A	N/A	$1.000000	$1.068185	2,017
Fidelity - VIP Index 500 Portfolio	2005	$1.000000	$1.072468	1,001.122	$1.081875	$1.112301	1,897.185
- Service Class 2(1)	2004	N/A	N/A	N/A	$1.000000	$1.081875	693

(1)	Subaccount Inception Date May 1, 2004.

(a)	Formerly known as Clarion Real Estate Securities.

(b)	Formerly known as Van Kampen Emerging Growth.

32

		1.65%			1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AEGON Bond - Service Class(1)	2005	$1.000000	$1.000281	0.000	$1.000000	$1.000612	2,914.602
Asset Allocation - Conservative Portfolio - Service Class(1)	2005	$1.000000	$1.063511	0.000	$1.000000	$1.063863	48,308.805
Asset Allocation - Growth Portfolio - Service Class(1)	2005	$1.000000	$1.153179	0.000	$1.000000	$1.153549	0.000
Asset Allocation - Moderate Portfolio - Service Class(1)	2005	$1.000000	$1.095062	245,739.882	$1.000000	$1.095421	47,557.314
Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2005	$1.000000	$1.126979	127,185.320	$1.000000	$1.127341	0.000
Captial Guardian Value - Service Class(1)	2005	$1.000000	$1.088012	0.000	$1.000000	$1.088366	0.000
Clarion Global Real Estate Securities - Service Class(1)(a)	2005	$1.000000	$1.165572	0.000	$1.000000	$1.165950	1,886.553
Federated Growth & Income - Service Class(1)	2005	$1.000000	$1.040536	0.000	$1.000000	$1.040871	64,970.690
Great Companies - AmericaSM - Service Class(1)	2005	$1.000000	$1.045153	0.000	$1.000000	$1.045485	0.000
Great Companies - TechnologySM - Service Class(1)	2005	$1.000000	$1.159692	0.000	$1.000000	$1.160065	0.000
Janus Growth - Service Class(1)	2005	$1.000000	$1.154642	0.000	$1.000000	$1.155022	0.000
J.P. Morgan Enhanced Index - Service Class(1)	2005	$1.000000	$1.062345	0.000	$1.000000	$1.062690	0.000
Marsico Growth - Service Class(1)	2005	$1.000000	$1.124907	0.000	$1.000000	$1.125268	2,250.222
Mercury Large Cap Value - Service Class(1)	2005	$1.000000	$1.141528	0.000	$1.000000	$1.141896	2,213.336
MFS High Yield - Service Class(1)	2005	$1.000000	$1.034204	0.000	$1.000000	$1.034553	4,221.081
Munder Net50 - Service Class(1)	2005	$1.000000	$1.284748	0.000	$1.000000	$1.285167	1,392.434
PIMCO Total Return - Service Class(1)	2005	$1.000000	$1.001240	0.000	$1.000000	$1.001563	6,180.339
Salomon All Cap - Service Class(1)	2005	$1.000000	$1.092190	0.000	$1.000000	$1.092536	0.000
T. Rowe Price Equity Income - Service Class(1)	2005	$1.000000	$1.052403	0.000	$1.000000	$1.052746	0.000
T. Rowe Price Small Cap - Service Class(1)	2005	$1.000000	$1.171094	0.000	$1.000000	$1.171475	0.000

33

		1.65%			1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Templeton Great Companies Global - Service Class(1)	2005	$1.000000	$1.105838	0.000	$1.000000	$1.106205	0.000
Third Avenue Value - Service Class(1)	2005	$1.000000	$1.189461	0.000	$1.000000	$1.189837	3,651.287
Transamerica Balanced - Service Class(1)	2005	$1.000000	$1.110616	0.000	$1.000000	$1.110976	0.000
Transamerica Convertible Securities - Service Class(1)	2005	$1.000000	$1.118361	0.000	$1.000000	$1.118721	5,503.004
Transamerica Equity - Service Class(1)	2005	$1.000000	$1.235154	0.000	$1.000000	$1.235555	0.000
Transamerica Growth Opportunities - Service Class(1)	2005	$1.000000	$1.246626	0.000	$1.000000	$1.247030	0.000
Transamerica Money Market - Service Class(1)	2005	$1.000000	$1.008569	0.000	$1.000000	$1.008887	0.000
Transamerica Small/Mid Cap Value - Service Class(1)	2005	$1.000000	$1.158025	0.000	$1.000000	$1.158401	0.000
Transamerica U.S. Government Securities - Service Class(1)	2005	$1.000000	$1.001610	0.000	$1.000000	$1.001944	1,819.374
Transamerica Value Balanced - Service Class(1)	2005	$1.000000	$1.069945	0.000	$1.000000	$1.070278	0.000
Van Kampen Mid-Cap Growth - Service Class(1)(b)	2005	$1.000000	$1.134265	0.000	$1.000000	$1.134641	0.000
Fidelity - VIP Index 500 Portfolio - Service Class 2(1)	2005	$1.000000	$1.073872	0.000	$1.000000	$1.074220	0.000

(1)	Subaccount Inception Date May 1, 2004.

(a)	Formerly known as Clarion Real Estate Securities.

(b)	Formerly known as Van Kampen Emerging Growth.

34

		1.50%			1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AEGON Bond - Service Class(1)	2005	$1.029749	$1.035543	27,082.246	$1.030085	$1.036384	62,657.787
	2004	$1.000000	$1.029749	0	$1.000000	$1.030085	0
Asset Allocation - Conservative Portfolio - Service Class(1)	2005	$1.069324	$1.106333	2,954,136.345	$1.069667	$1.107232	709,931.146
	2004	$1.000000	$1.069324	1,344,111	$1.000000	$1.069667	235,461
Asset Allocation - Growth Portfolio - Service Class(1)	2005	$1.110153	$1.224211	1,281,175.014	$1.110523	$1.225220	348,850.965
	2004	$1.000000	$1.110153	105,726	$1.000000	$1.110523	34,029
Asset Allocation - Moderate Portfolio - Service Class(1)	2005	$1.083565	$1.143701	5,914,054.131	$1.083915	$1.144643	1,498,073.355
	2004	$1.000000	$1.083565	2,631,606	$1.000000	$1.083915	419,087
Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2005	$1.103183	$1.192430	4,846,069.248	$1.103537	$1.193406	1,439,621.422
	2004	$1.000000	$1.103183	39,6488	$1.000000	$1.103537	353,038
Captial Guardian Value - Service Class(1)	2005	$1.131897	$1.198897	363,772.541	$1.132275	$1.199895	111,930.624
	2004	$1.000000	$1.131897	154,903	$1.000000	$1.132275	16,793
Clarion Global Real Estate Securities - Service Class(1)(a)	2005	$1.351539	$1.507165	264,179.720	$1.351979	$1.508392	127,334.100
	2004	$1.000000	$1.351539	68,916	$1.000000	$1.351979	16,495
Federated Growth & Income - Service Class(1)	2005	$1.095709	$1.132046	1,964,702.222	$1.097497	$1.132962	442,206.100
	2004	$1.000000	$1.095709	292,443	$1.000000	$1.097497	159,643
Great Companies - AmericaSM - Service Class(1)	2005	$1.004378	$1.026858	267,801.314	$1.006026	$1.027696	46,697.144
	2004	$1.000000	$1.004378	44,409	$1.000000	$1.006026	13,988
Great Companies - TechnologySM - Service Class(1)	2005	$1.068997	$1.074210	147,712.166	$1.070744	$1.075095	0.000
	2004	$1.000000	$1.068997	37,291	$1.000000	$1.070744	0
Janus Growth - Service Class(1)	2005	$1.110337	$1.201672	91,546.448	$1.112152	$1.202652	58,955.653
	2004	$1.000000	$1.110337	3,964	$1.000000	$1.112152	1,743
J.P. Morgan Enhanced Index - Service Class(1)	2005	$1.087114	$1.106802	42,389.404	$1.088896	$1.107705	7,107.196
	2004	$1.000000	$1.087114	2,221	$1.000000	$1.088896	0
Marsico Growth - Service Class(1)	2005	$1.117189	$1.191100	133,509.897	$1.117547	$1.192064	26,738.757
	2004	$1.000000	$1.117189	45,376	$1.000000	$1.117547	20,636
Mercury Large Cap Value - Service Class(1)	2005	$1.150066	$1.311370	234,149.324	$1.150439	$1.312444	56,568.953
	2004	$1.000000	$1.150066	48,353	$1.000000	$1.150439	0
MFS High Yield - Service Class(1)	2005	$1.081152	$1.081224	77,466.400	$1.081509	$1.082108	4,811.142
	2004	$1.000000	$1.081152	28,626	$1.000000	$1.081509	27,276
Munder Net50 - Service Class(1)	2005	$1.111617	$1.180372	10,571.081	$1.111982	$1.181354	3,340.713
	2004	$1.000000	$1.111617	0	$1.000000	$1.111982	237
PIMCO Total Return - Service Class(1)	2005	$1.031937	$1.037396	209,955.410	$1.032272	$1.038234	26,924.260
	2004	$1.000000	$1.031937	13,845	$1.000000	$1.032272	530
Salomon All Cap - Service Class(1)	2005	$1.063625	$1.087833	125,773.988	$1.063978	$1.088716	46,353.674
	2004	$1.000000	$1.063625	61,468	$1.000000	$1.063978	30,454
T. Rowe Price Equity Income - Service Class(1)	2005	$1.112768	$1.138111	1,616,884.916	$1.113124	$1.139026	407,697.565
	2004	$1.000000	$1.112768	266,530	$1.000000	$1.113124	170,829
T. Rowe Price Small Cap - Service Class(1)	2005	$1.059974	$1.152946	101,720.504	$1.060320	$1.153892	140.127
	2004	$1.000000	$1.059974	18,240	$1.000000	$1.060320	30
Templeton Great Companies Global - Service Class(1)	2005	$1.082815	$1.143992	233,364.039	$1.083161	$1.144922	73,665.394
	2004	$1.000000	$1.082815	30,731	$1.000000	$1.083161	9,426
Third Avenue Value - Service Class(1)	2005	$1.214940	$1.418120	1,717,922.665	$1.215339	$1.419283	295,812.185
	2004	$1.000000	$1.214940	335,667	$1.000000	$1.215339	74,317
Transamerica Balanced - Service Class(1)	2005	$1.099912	$1.168121	56,375.398	$1.100266	$1.169073	74,338.861
	2004	$1.000000	$1.099912	2,104	$1.000000	$1.100266	55,477

35

		1.50%			1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities - Service Class(1)	2005	$1.095969	$1.118058	85,911.778	$1.096322	$1.118962	65,540.268
	2004	$1.000000	$1.095969	25,037	$1.000000	$1.096322	28
Transamerica Equity - Service Class(1)	2005	$1.109679	$1.271303	1,697,345.802	$1.110046	$1.272341	353,418.176
	2004	$1.000000	$1.109679	402,439	$1.000000	$1.110046	108,851
Transamerica Growth Opportunities - Service Class(1)	2005	$1.063712	$1.214992	1,256,508.526	$1.064060	$1.215988	281,964.444
	2004	$1.000000	$1.063712	295,782	$1.000000	$1.064060	97,174
Transamerica Money Market - Service Class(1)	2005	$.996210	$1.007326	564,387.020	$.996536	$1.008142	191,558.255
	2004	$1.000000	$.996210	447,103	$1.000000	$.996536	50,177
Transamerica Small/Mid Cap Value - Service Class(1)	2005	$1.123655	$1.253895	315,588.647	$1.124021	$1.254922	134,638.659
	2004	$1.000000	$1.123655	42,216	$1.000000	$1.124021	49,059
Transamerica U.S. Government Securities - Service Class(1)	2005	$1.023775	$1.028663	48,220.410	$1.024115	$1.029514	10,073.810
	2004	$1.000000	$1.023775	172,283	$1.000000	$1.024115	7,454
Transamerica Value Balanced - Service Class(1)	2005	$1.082427	$1.132702	33,263.660	$1.082783	$1.133642	51,745.095
	2004	$1.000000	$1.082427	25,000	$1.000000	$1.082783	22,326
Van Kampen Mid-Cap Growth - Service Class(1)(b)	2005	$1.069590	$1.130882	27,631.033	$1.069928	$1.131799	117,940.579
	2004	$1.000000	$1.069590	15,150	$1.000000	$1.069928	14,042
Fidelity - VIP Index 500 Portfolio - Service Class 2(1)	2005	$1.083291	$1.115944	11,818.381	$1.083634	$1.116852	10,422.624
	2004	$1.000000	$1.083291	0	$1.000000	$1.083634	1,536

(1)	Subaccount Inception Date May 1, 2004.

(a)	Formerly known as Clarion Real Estate Securities.

(b)	Formerly known as Van Kampen Emerging Growth.

The International Moderate Growth - Service Class has not commenced operations as of December 31, 2005, therefore, comparable data is not available.

36

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

We may advertise historical yields and total returns for the subaccounts of the separate account. In addition, we may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio and the Access U.S. Government Money Market Portfolio, (collectively, the “Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Money Market Subaccount. The yield of the Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the discussion in this SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in this SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2005, and for the one and five year periods ended December 31, 2005 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

37

TABLE 1-A

Standard Average Annual Total Return

(Assuming a Surrender Charge, Double Enhanced Death Benefit, Liquidity Rider,

Beneficiary Earnings Enhancement – Extra II, C-Share, and Income Select For Life with all Additional Benefits)

(Total Separate Account Annual Expenses: 3.90%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date
AEGON Bond - Service Class	-9.12%	N/A	-4.80%	May 1, 2004
Asset Allocation - Conservative Portfolio - Service Class	0.34%	N/A	6.34%	May 1, 2004
Asset Allocation - Growth Portfolio - Service Class	-6.30%	N/A	-0.66%	May 1, 2004
Asset Allocation - Moderate Portfolio - Service Class	-4.26%	N/A	1.48%	May 1, 2004
Asset Allocation - Moderate Growth Portfolio - Service Class	-1.79%	N/A	4.44%	May 1, 2004
International Moderate Growth Fund - Service Class	N/A	N/A	N/A	May 1, 2006
Capital Guardian Value - Service Class	-3.90%	N/A	4.83%	May 1, 2004
Clarion Global Real Estate Securities - Service Class(1)	1.54%	N/A	22.37%	May 1, 2004
Federated Growth & Income - Service Class	-6.57%	N/A	0.82%	May 1, 2004
Great Companies - AmericaSM - Service Class	-7.62%	N/A	-5.31%	May 1, 2004
Great Companies - TechnologySM - Service Class	-9.32%	N/A	-2.52%	May 1, 2004
Janus Growth - Service Class	-1.80%	N/A	4.99%	May 1, 2004
J.P. Morgan Enhanced Index - Service Class	-8.04%	N/A	-0.63%	May 1, 2004
Marsico Growth - Service Class	-3.22%	N/A	4.36%	May 1, 2004
Mercury Large Cap Value - Service Class	4.10%	N/A	11.45%	May 1, 2004
MFS High Yield - Service Class	-9.66%	N/A	-2.11%	May 1, 2004
Munder Net50 - Service Class	-3.65%	N/A	3.71%	May 1, 2004
PIMCO Total Return - Service Class	-9.16%	N/A	-4.69%	May 1, 2004
Salomon All Cap - Service Class	-7.45%	N/A	-1.73%	May 1, 2004
T. Rowe Price Equity Income - Service Class	-7.45%	N/A	1.16%	May 1, 2004
T. Rowe Price Small Cap - Service Class	-1.12%	N/A	2.04%	May 1, 2004
Templeton Great Companies Global - Service Class	-4.17%	N/A	1.50%	May 1, 2004
Third Avenue Value - Service Class	6.94%	N/A	17.49%	May 1, 2004
Transamerica Balanced - Service Class	-3.63%	N/A	2.97%	May 1, 2004
Transamerica Convertible Securities - Service Class	-7.71%	N/A	0.02%	May 1, 2004
Transamerica Equity - Service Class	4.66%	N/A	9.12%	May 1, 2004
Transamerica Growth Opportunities - Service Class	4.30%	N/A	5.79%	May 1, 2004
Transamerica Small/Mid Cap Value - Service Class	1.62%	N/A	8.10%	May 1, 2004
Transamerica U.S. Government Securities - Service Class	-9.20%	N/A	-5.21%	May 1, 2004
Transamerica Value Balanced - Service Class	-5.14%	N/A	0.86%	May 1, 2004
Van Kampen Mid-Cap Growth - Service Class(2)	-4.09%	N/A	0.75%	May 1, 2004
Fidelity - VIP Index 500 Portfolio - Service Class 2	-6.73%	N/A	-0.10%	May 1, 2004

38

TABLE 1-B

Standard Average Annual Total Returns

(Assuming a Surrender Charge, No Optional Feartures)

(Total Separate Account Annual Expenses: 1.45%)

Subccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date
AEGON Bond - Service Class	-6.69%	N/A	-2.25%	May 1, 2004
Asset Allocation - Conservative Portfolio - Service Class	3.05%	N/A	9.39%	May 1, 2004
Asset Allocation - Growth Portfolio - Service Class	-3.79%	N/A	2.03%	May 1, 2004
Asset Allocation - Moderate Portfolio - Service Class	-1.70%	N/A	4.40%	May 1, 2004
Asset Allocation - Moderate Growth Portfolio - Service Class	0.84%	N/A	7.44%	May 1, 2004
International Moderate Growth Fund - Service Class	N/A	N/A	N/A	May 1, 2006
Capital Guardian Value - Service Class	-1.33%	N/A	7.84%	May 1, 2004
Clarion Global Real Estate Securities - Service Class(1)	4.39%	N/A	25.83%	May 1, 2004
Federated Growth & Income - Service Class	-4.07%	N/A	3.66%	May 1, 2004
Great Companies - AmericaSM - Service Class	-5.15%	N/A	-2.78%	May 1, 2004
Great Companies - TechnologySM - Service Class	-6.89%	N/A	0.09%	May 1, 2004
Janus Growth - Service Class	0.84%	N/A	8.01%	May 1, 2004
J.P. Morgan Enhanced Index - Service Class	-5.57%	N/A	2.06%	May 1, 2004
Marsico Growth - Service Class	-0.63%	N/A	7.35%	May 1, 2004
Mercury Large Cap Value - Service Class	7.11%	N/A	14.62%	May 1, 2004
MFS High Yield - Service Class	-7.24%	N/A	0.50%	May 1, 2004
Munder Net50 - Service Class	-1.06%	N/A	6.69%	May 1, 2004
PIMCO Total Return - Service Class	-6.72%	N/A	-2.14%	May 1, 2004
Salomon All Cap - Service Class	-4.97%	N/A	0.90%	May 1, 2004
T. Rowe Price Equity Income - Service Class	-4.97%	N/A	4.05%	May 1, 2004
T. Rowe Price Small Cap - Service Class	1.52%	N/A	4.98%	May 1, 2004
Templeton Great Companies Global - Service Class	-1.60%	N/A	4.42%	May 1, 2004
Third Avenue Value - Service Class	10.02%	N/A	20.81%	May 1, 2004
Transamerica Balanced - Service Class	-1.05%	N/A	5.93%	May 1, 2004
Transamerica Convertible Securities - Service Class	-5.23%	N/A	2.78%	May 1, 2004
Transamerica Equity - Service Class	7.69%	N/A	12.23%	May 1, 2004
Transamerica Growth Opportunities - Service Class	7.32%	N/A	8.82%	May 1, 2004
Transamerica Small/Mid Cap Value - Service Class	4.48%	N/A	11.19%	May 1, 2004
Transamerica U.S. Government Securities - Service Class	-6.77%	N/A	-2.67%	May 1, 2004
Transamerica Value Balanced - Service Class	-2.60%	N/A	3.71%	May 1, 2004
Van Kampen Mid-Cap Growth - Service Class(2)	-1.52%	N/A	3.59%	May 1, 2004
Fidelity - VIP Index 500 Portfolio - Service Class 2	-4.23%	N/A	2.64%	May 1, 2004

(1)	Formerly known as Clarion Real Estate Securities.

(2)	Formerly known as Van Kampen Emerging Growth.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

39

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed except for periods for which standardized performance data is not available. For additional information regarding the calculation of other performance data, please refer to the discussion in this SAI.

The non-standardized average annual total return figures shown in Table 2 is based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, the tables below do not reflect the charge for any optional rider, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception.

TABLE 2

Standard Average Annual Total Returns

(Assuming No Surrender Charge, No Optional Feartures),

(Total Separate Account Annual Expenses: 1.25%)

Subccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date
AEGON Bond - Service Class	0.61%	N/A	2.17%	May 1, 2004
Asset Allocation - Conservative Portfolio - Service Class	10.33%	N/A	12.95%	May 1, 2004
Asset Allocation - Growth Portfolio - Service Class	3.51%	N/A	6.30%	May 1, 2004
Asset Allocation - Moderate Portfolio - Service Class	5.60%	N/A	8.43%	May 1, 2004
Asset Allocation - Moderate Growth Portfolio - Service Class	8.14%	N/A	11.18%	May 1, 2004
International Moderate Growth Fund - Service Class	N/A	N/A	N/A	May 1, 2006
Capital Guardian Value - Service Class	5.97%	N/A	11.54%	May 1, 2004
Clarion Global Real Estate Securities - Service Class(1)	11.57%	N/A	27.94%	May 1, 2004
Federated Growth & Income - Service Class	3.23%	N/A	7.77%	May 1, 2004
Great Companies - AmericaSM - Service Class	2.15%	N/A	1.65%	May 1, 2004
Great Companies - TechnologySM - Service Class	0.41%	N/A	4.44%	May 1, 2004
Janus Growth - Service Class	8.14%	N/A	11.69%	May 1, 2004
J.P. Morgan Enhanced Index - Service Class	1.73%	N/A	6.32%	May 1, 2004
Marsico Growth - Service Class	6.67%	N/A	11.10%	May 1, 2004
Mercury Large Cap Value - Service Class	14.08%	N/A	17.70%	May 1, 2004
MFS High Yield - Service Class	0.06%	N/A	4.84%	May 1, 2004
Munder Net50 - Service Class	6.24%	N/A	10.50%	May 1, 2004
PIMCO Total Return - Service Class	0.58%	N/A	2.27%	May 1, 2004
Salomon All Cap - Service Class	2.33%	N/A	5.23%	May 1, 2004
T. Rowe Price Equity Income - Service Class	2.33%	N/A	8.11%	May 1, 2004
T. Rowe Price Small Cap - Service Class	8.82%	N/A	8.96%	May 1, 2004
Templeton Great Companies Global - Service Class	5.70%	N/A	8.45%	May 1, 2004
Third Avenue Value - Service Class	16.78%	N/A	23.35%	May 1, 2004
Transamerica Balanced - Service Class	6.25%	N/A	9.81%	May 1, 2004
Transamerica Convertible Securities - Service Class	2.07%	N/A	6.97%	May 1, 2004
Transamerica Equity - Service Class	14.62%	N/A	15.53%	May 1, 2004
Transamerica Growth Opportunities - Service Class	14.28%	N/A	12.44%	May 1, 2004
Transamerica Small/Mid Cap Value - Service Class	11.65%	N/A	14.58%	May 1, 2004
Transamerica U.S. Government Securities - Service Class	0.53%	N/A	1.76%	May 1, 2004
Transamerica Value Balanced - Service Class	4.70%	N/A	7.81%	May 1, 2004
Van Kampen Mid-Cap Growth - Service Class(2)	5.78%	N/A	7.70%	May 1, 2004
Fidelity - VIP Index 500 Portfolio - Service Class 2	3.07%	N/A	6.85%	May 1, 2004

(1)	Formerly known as Clarion Real Estate Securities.

(2)	Formerly known as Van Kampen Emerging Growth.

40

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Adjusted Historical Performance Data of the Portfolios. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner’s policy values.

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Tables 3 and 4 below, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge, surrender charge, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Table 3 assumes a surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Tables 3 and Table 4 do not reflect the charge of any optional rider.

The following information is also based on the method of calculation described in this SAI. The adjusted historical average annual total returns for periods ended December 31, 2005, were as follows:

[THIS SPACE INTENTIONALLY LEFT BLANK]

41

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming a Surrender Charge and No Optional Features)

(Total Separate Account Annual Expenses: 1.45%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
AEGON Bond – Service Class	-6.69%	4.00%	3.77%	October 2, 1986
Asset Allocation – Conservative Portfolio – Service Class	3.05%	N/A	6.86%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	-3.79%	N/A	5.20%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	-1.70%	N/A	5.71%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	0.84%	N/A	6.53%	May 1, 2002
International Moderate Growth Fund - Service Class	N/A	N/A	N/A	5/1/2006
Capital Guardian Value – Service Class	-1.33%	5.59%	7.52%	May 27, 1993
Clarion Global Real Estate Securities – Service Class(3)	4.39%	16.65%	10.81%	May 1, 1998
Federated Growth & Income – Service Class	-4.07%	9.27%	9.78%	March 1, 1994
Great Companies – America SM – Service Class	-5.15%	-3.38%	-0.93%	May 1, 2000
Great Companies – Technology SM – Service Class	-6.89%	-9.84%	-15.03%	May 1, 2000
Janus Growth – Service Class	0.84%	-5.00%	6.36%	October 2, 1986
J.P. Morgan Enhanced Index – Service Class	-5.57%	-2.05%	4.35%	May 1, 1997
Marsico Growth – Service Class	-0.63%	-2.12%	-0.83%	May 3, 1999
Mercury Large Cap Value – Service Class	7.11%	6.60%	8.20%	May 1, 1996
MFS High Yield – Service Class	-7.24%	5.08%	2.39%	June 1, 1998
Munder Net50 – Service Class	-1.06%	-2.62%	-0.02%	May 3, 1999
PIMCO Total Return – Service Class	-6.72%	N/A	3.01%	May 1, 2002
Salomon All Cap – Service Class	-4.97%	1.58%	5.63%	May 3, 1999
T. Rowe Price Equity Income – Service Class	-4.97%	4.30%	8.30%	January 3, 1995
T. Rowe Price Small Cap – Service Class	1.52%	0.63%	3.71%	May 3, 1999
Templeton Great Companies Global – Service Class	-1.60%	-2.29%	-5.09%	September 1, 2000
Third Avenue Value – Service Class	10.02%	11.80%	11.75%	January 2, 1998
Transamerica Balanced – Service Class	-1.05%	N/A	5.47%	May 1, 2002
Transamerica Convertible Securities – Service Class	-5.23%	N/A	6.70%	May 1, 2002
Transamerica Equity – Service Class	7.69%	0.81%	12.37%	February 26, 1969
Transamerica Growth Opportunities – Service Class	7.32%	N/A	10.17%	May 1, 2001
Transamerica Small/Mid Cap Value – Service Class	4.48%	12.80%	14.43%	May 4, 1993
Transamerica U.S. Government Securities – Service Class	-6.77%	2.07%	2.94%	May 13, 1994
Transamerica Value Balanced – Service Class	-2.60%	2.61%	5.36%	January 3, 1995
Van Kampen Mid-Cap Growth – Service Class(4)	-1.52%	-9.54%	7.28%	March 1, 1993
Fidelity – VIP Index 500 Portfolio – Service Class 2	-4.23%	-1.69%	6.83%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Formerly known as Clarion Real Estate Securities.

(4)	Formerly known as Van Kampen Emerging Growth.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

42

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

(Total Separate Account Annual Expenses: 1.45%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
AEGON Bond – Service Class	0.61%	4.10%	3.87%	October 2, 1986
Asset Allocation – Conservative Portfolio – Service Class	10.33%	N/A	6.96%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	3.51%	N/A	5.30%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	5.60%	N/A	5.81%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	8.14%	N/A	6.63%	May 1, 2002
International Moderate Growth Fund - Service Class	N/A	N/A	N/A	May 1, 2004
Capital Guardian Value – Service Class	5.97%	5.69%	7.62%	May 27, 1993
Clarion Global Real Estate Securities – Service Class(3)	11.57%	16.75%	10.91%	May 1, 1998
Federated Growth & Income – Service Class	3.23%	9.37%	9.88%	March 1, 1994
Great Companies – America SM – Service Class	2.15%	-3.28%	-0.83%	May 1, 2000
Great Companies – Technology SM – Service Class	0.41%	-9.74%	-14.93%	May 1, 2000
Janus Growth – Service Class	8.14%	-4.90%	6.46%	October 2, 1986
J.P. Morgan Enhanced Index – Service Class	1.73%	-1.95%	4.45%	May 1, 1997
Marsico Growth – Service Class	6.67%	-2.02%	-0.73%	May 3, 1999
Mercury Large Cap Value – Service Class	14.08%	6.70%	8.30%	May 1, 1996
MFS High Yield – Service Class	0.06%	5.18%	2.49%	June 1, 1998
Munder Net50 – Service Class	6.24%	-2.52%	0.08%	May 3, 1999
PIMCO Total Return – Service Class	0.58%	N/A	3.11%	May 1, 2002
Salomon All Cap – Service Class	2.33%	1.68%	5.73%	May 3, 1999
T. Rowe Price Equity Income – Service Class	2.33%	4.40%	8.40%	January 3, 1995
T. Rowe Price Small Cap – Service Class	8.82%	0.73%	3.81%	May 3, 1999
Templeton Great Companies Global – Service Class	5.70%	-2.19%	-4.99%	September 1, 2000
Third Avenue Value – Service Class	16.78%	11.90%	11.85%	January 2, 1998
Transamerica Balanced – Service Class	6.25%	N/A	5.57%	May 1, 2002
Transamerica Convertible Securities – Service Class	2.07%	N/A	6.80%	May 1, 2002
Transamerica Equity – Service Class	14.62%	0.91%	12.47%	February 26, 1969
Transamerica Growth Opportunities – Service Class	14.28%	N/A	10.27%	May 1, 2001
Transamerica Small/Mid Cap Value – Service Class	11.65%	12.90%	14.53%	May 4, 1993
Transamerica U.S. Government Securities – Service Class	0.53%	2.17%	3.04%	May 13, 1994
Transamerica Value Balanced – Service Class	4.70%	2.71%	5.46%	January 3, 1995
Van Kampen Mid-Cap Growth – Service Class(4)	5.78%	-9.44%	7.38%	March 1, 1993
Fidelity – VIP Index 500 Portfolio – Service Class 2	3.07%	-1.59%	6.93%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Formerly known as Clarion Real Estate Securities.

(4)	Formerly known as Van Kampen Emerging Growth.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

43

FINANCIAL STATEMENTS AND SCHEDULES– STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2005, 2004, and 2003

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2005, 2004, and 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from U.S. generally accepted accounting principles. The variances between such practices U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2005 Western Reserve Life Assurance Co. of Ohio changed its accounting for investments in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 17, 2006

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
Admitted assets
Cash and invested assets:
Bonds	$681,735	$670,025
Common stocks of affiliated entities (cost: 2005 - $2,693 and 2005 - $2,693	49,448	30,647
Mortgage loans on real estate	18,035	16,912
Home office properties	40,276	41,003
Cash and short-term investments	30,206	23,579
Receivable for securities	—	295
Policy loans	300,462	279,658
Other invested assets	14,227	18,473

Total cash and invested assets	1,134,389	1,080,592
Net deferred income tax asset	27,873	32,838
Premiums deferred and uncollected	5,161	3,024
Reinsurance receivable	4,888	2,621
Receivable from parent, subsidiaries and affiliates	—	33,133
Investment income due and accrued	7,620	7,750
Cash surrender value of life insurance policies	59,598	57,331
Other admitted assets	10,173	6,213
Separate account assets	9,448,013	8,875,501

Total admitted assets	$10,697,715	$10,099,003

3

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$472,779	$445,432
Annuity	692,848	771,293
Life policy and contract claim reserves	18,448	22,229
Liability for deposit-type contracts	21,104	15,320
Other policyholders’ funds	42	36
Remittances and items not allocated	12,068	12,078
Borrowed funds	6,439	—
Federal and foreign income taxes payable	3,069	17,992
Transfers to separate account due or accrued	(456,163)	(454,760)
Asset valuation reserve	12,885	10,057
Interest maintenance reserve	1,250	3,711
Funds held under coinsurance and other reinsurance treaties	17,603	23,411
Reinsurance in unauthorized companies	259	—
Payable to affiliates	19,293	—
Amounts incurred under modified coinsurance agreements	5,118	10,117
Payable for securities	—	31,061
Unearned investment income	8,701	8,202
Other liabilities	23,068	31,847
Separate account liabilities	9,447,455	8,873,056

Total liabilities	10,306,266	9,821,082
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	152,185	151,019
Unassigned surplus	236,764	124,402

Total capital and surplus	391,449	277,921

Total liabilities and capital and surplus	$10,697,715	$10,099,003

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$578,361	$573,363	$553,345
Annuity	568,168	575,450	891,360
Net investment income	86,812	90,794	87,731
Amortization of interest maintenance reserve	45	705	952
Commissions and expense allowances on reinsurance ceded	3,383	1,224	(131)
Reserve adjustments on reinsurance ceded	(1,018)	(2,037)	7,151
Income from fees associated with investment management, administration and contract guarantees for separate accounts	114,078	99,953	88,477
Income earned on company owned life insurance	2,267	2,307	3,401
Other income	7,615	4,686	2,691

	1,359,711	1,346,445	1,634,977
Benefits and expenses:
Benefits paid or provided for:
Life	80,266	68,009	68,800
Surrender benefits	963,670	880,353	998,461
Annuity benefits	40,836	47,307	30,991
Other benefits	2,586	1,248	2,595
Increase (decrease) in aggregate reserves for policies and contracts:
Life	27,347	20,136	7,302
Annuity	(78,445)	(36,786)	79,886

	1,036,260	980,267	1,188,035
Insurance expenses:
Commissions	156,876	144,462	133,578
General insurance expenses	92,552	94,805	98,778
Taxes, licenses and fees	15,204	16,316	15,750
Net transfers to/from separate accounts	(87,823)	(53,443)	20,393
Other expenses	1,527	249	1,163

	178,336	202,389	269,662

Total benefits and expenses	1,214,596	1,182,656	1,457,697

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	145,115	163,789	177,280
Dividends to policyholders	30	31	31

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	145,085	163,758	177,249
Federal income tax expense	39,955	42,354	55,430

Income from operations before net realized capital gains (losses) on investments	105,130	121,404	121,819
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(584)	39	(357)

Net income	$104,546	$121,443	$121,462

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2003	$2,500	$150,107	$63,699	$216,306
Net income	—	—	121,462	121,462
Change in net unrealized capital gains and losses	—	—	(6,216)	(6,216)
Change in non-admitted assets	—	—	(8,855)	(8,855)
Change in asset valuation reserve	—	—	3,099	3,099
Change in liability for reinsurance in unauthorized companies	—	—	1,133	1,133
Change in surplus in separate accounts	—	—	2,084	2,084
Change in net deferred income tax asset	—	—	16,855	16,855
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)

Balance at December 31, 2003	2,500	150,107	192,076	344,683
Net income	—	—	121,443	121,443
Change in net unrealized capital gains and losses	—	—	12,477	12,477
Change in non-admitted assets	—	—	(23,892)	(23,892)
Change in asset valuation reserve	—	—	(3,552)	(3,552)
Change in surplus in separate accounts	—	—	356	356
Change in net deferred income tax asset	—	—	26,679	26,679
Dividend to stockholder	—	—	(200,000)	(200,000)
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	912	—	912

Balance at December 31, 2004	2,500	151,019	124,402	277,921

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2004	$2,500	$151,019	$124,402	$277,921
Net income	—	—	104,546	104,546
Change in net unrealized capital gains and losses	—	—	17,411	17,411
Change in non-admitted assets	—	—	(27,593)	(27,593)
Change in asset valuation reserve	—	—	(2,828)	(2,828)
Change in liability for reinsurance in unauthorized companies	—	—	(259)	(259)
Change in surplus in separate accounts	—	—	(241)	(241)
Change in net deferred income tax asset	—	—	22,511	22,511
Dividend to stockholder	—	—	—	—
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	1,166	—	1,166

Balance at December 31, 2005	$2,500	$152,185	$236,764	$391,449

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Operating activities
Premiums collected, net of reinsurance	$1,144,956	$1,148,270	$1,446,609
Net investment income received	92,755	97,348	88,528
Miscellaneous income received	118,762	103,115	98,059
Benefit and loss related payments	(1,093,337)	(985,923)	(1,104,098)
Commissions, expenses paid and aggregate write-ins for deductions	(271,622)	(255,745)	(251,495)
Net transfers to separate accounts and protected cell accounts	88,327	51,024	(74,921)
Dividends paid to policyholders	(30)	(31)	(31)
Federal and foreign income taxes paid	(53,662)	(38,301)	(72,358)

Net cash provided by operating activities	26,149	119,757	130,293
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	758,904	639,637	634,124
Stocks	—	683	—
Mortgage loans on real estate	5,085	258	1,218
Real estate	—	—	873
Other invested assets	3,750	—	—
Miscellaneous proceeds	245	30,831	—

Total investment proceeds	767,984	671,409	636,215
Cost of investments acquired:
Bonds	(778,751)	(588,219)	(1,051,086)
Stocks	—	(650)	(1,500)
Mortgage loans on real estate	(6,208)	(7,500)	—
Real estate	(153)	(67)	(35)
Other invested assets	(1,007)	(544)	(4,870)
Miscellaneous applications	(31,061)	(295)	—

Total cost of investments acquired	(817,180)	(597,275)	(1,057,491)
Net decrease (increase) in policy loans	(20,804)	(10,766)	7,046

Net cost of investments acquired	(837,984)	(608,041)	(1,050,445)

Net cash provided by (used in) investing activities	(70,000)	63,368	(414,230)

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received	$6,407	$—	$—
Net deposits on deposit-type contracts and other insurance liabilities	5,284	830	853
Dividends to stockholders	—	(200,000)	—
Other cash provided (applied)	38,787	(31,092)	(51,760)

Net cash provided by (used in) financing and miscellaneous activities	50,478	(230,262)	(50,907)

Net increase (decrease) in cash and short-term investments	6,627	(47,137)	(334,844)
Cash and short-term investments at beginning of year	23,579	70,716	405,560

Cash and short-term investments at end of year	$30,206	$23,579	$70,716

See accompanying notes.

9

. Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Non-admitted Assets: Certain assets designated as “non-admitted”, principally the non-admitted portion of deferred income tax assets, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances have not been determined by the Company, but are presumed to be material.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value) are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Common stocks of noninsurance subsidiaries are accounted for based on audited GAAP equity. At December 31, 2004, the Company’s noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity adjusted to a statutory basis plus the admitted portion of goodwill. All other noninsurance subsidiaries are accounted for based on GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal balances and other “admitted assets” are valued principally at cost.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these interests based on its interest in the underlying GAAP equity of the investee and are reflected as “other invested assets” within the financials.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2005, 2004, and 2003 net realized capital gains (losses) of $(2,416), $1,507, and $402, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $45, $705, and $952, for the years ended December 31, 2005, 2004, and 2003, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $28, $33, and $28 has been excluded for the years ended December 31, 2005, 2004, and 2003, respectively, with respect to such practices.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2005 and 2004, securities with a book value of $6,527 and $0, respectively, and a market value of $6,428 and $0, respectively, were subject to dollar reverse repurchase agreements.

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as income in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts primarily held by the Company represent funds which are administered for individual variable universal life contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at market. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the market value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $1,095,820, $1,061,630, and $1,240,215 in 2005, 2004, and 2003, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Stock Option Plan and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $719 and $912 for the years ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $447 and $0, for years ended December 31, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2.	Accounting Changes

Effective January 1, 2005, the Company adopted SSAP No. 88 – Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

Effective January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 91 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3.	Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments (continued)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans are assumed to equal their carrying value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment Contracts Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

Receivable for Securities and Payable for Securities: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$30,206	$30,206	$23,579	$23,579
Bonds	681,735	677,028	670,025	675,032
Mortgage loans on real estate	18,035	18,016	16,912	18,502
Receivable for securities	—	—	295	295
Policy loans	300,462	300,462	279,658	279,658
Separate account assets	9,448,013	9,448,013	8,875,501	8,875,501
Liabilities
Investment contract liabilities	713,682	706,876	786,613	783,509
Payable for securities	—	—	31,061	31,061
Separate account annuity liabilities	5,959,998	5,959,998	5,742,629	5,742,629

4.	Investments

The carrying amount and estimated fair value of investments in bonds are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$55,441	$1	$68	$723	$54,651
State, municipal and other government	10,565	393	20	—	10,938
Public utilities	37,809	581	61	127	38,202
Industrial and miscellaneous	237,261	4,101	2,402	1,934	237,026
Mortgage and other asset-backed securities	340,659	392	1,283	3,557	336,211

Total bonds	$681,735	$5,468	$3,834	$6,341	$677,028

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$211,659	$498	$—	$806	$211,351
State, municipal and other government	4,616	350	—	—	4,966
Public utilities	29,478	1,075	—	16	30,537
Industrial and miscellaneous	199,430	6,251	615	1,213	203,853
Mortgage and other asset-backed securities	224,842	685	215	987	224,325

Total bonds	$670,025	$8,859	$830	$3,022	$675,032

At December 31, 2005, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 60 securities with a carrying value of $121,000 and an unrealized loss of $3,834 with an average price of 96.8 (NAIC market value/amortized cost). Of this portfolio, 97.86% was investment grade with associated unrealized losses of $3,550.

At December 31, 2005, for securities that have been in a continuous loss position for less than twelve months, the Company held 76 securities with a carrying value of $391,144 and an unrealized loss of $6,341 with an average price of 98.4 (NAIC market value/amortized cost). Of this portfolio, 92.9% was investment grade with associated unrealized losses of $5,483.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying value. Additionally financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The estimated fair value of bonds with gross unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2005
Bonds:
United States Government and agencies	$2,209	$51,841	$54,050
State, municipal and other government	684	—	684
Public utilities	3,723	12,192	15,915
Industrial and miscellaneous	68,702	83,246	151,948
Mortgage and other asset-backed securities	41,848	237,524	279,372

	$117,166	$384,803	$501,969

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2004
Bonds:
United States Government and agencies	$—	$175,961	$175,961
Public utilities	—	3,135	3,135
Industrial and miscellaneous	4,751	90,964	95,715
Mortgage and other asset-backed securities	10,594	142,172	152,766

	$15,345	$412,232	$427,577

The carrying amount and fair value of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$22,340	$22,276
Due one through five years	150,204	148,199
Due five through ten years	136,828	137,747
Due after ten years	31,704	32,595

	341,076	340,817
Mortgage and other asset-backed securities	340,659	336,211

	$681,735	$677,028

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Interest on bonds	$30,014	$32,456	$27,431
Dividends from common stock of affiliated entities	35,871	39,460	40,033
Interest on mortgage loans on real estate	2,013	769	792
Rental income on home office properties	7,316	7,440	7,747
Interest on policy loans	17,266	16,739	16,592
Other investment income	2,541	1,180	2,020

Gross investment income	95,021	98,044	94,615
Investment expenses	(8,209)	(7,250)	(6,884)

Net investment income	$86,812	$90,794	$87,731

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$758,904	$639,637	$634,124

Gross realized gains	$1,555	$6,330	$3,551
Gross realized losses	(5,273)	(4,011)	(3,211)

Net realized gains (losses)	$(3,718)	$2,319	$340

At December 31, 2005, bonds with an aggregate carrying value of $3,856 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2005	2004	2003
Debt securities	$(3,718)	$2,319	$340
Other invested assets	(52)	150	—

	(3,770)	2,469	340
Tax benefit (expense)	770	(923)	(296)
Transfer to (from) interest maintenance reserve	2,416	(1,507)	(401)

Net realized capital gains (losses) on investments	$(584)	$39	$(357)

	Changes in Unrealized
	Year Ended December 31
	2005	2004	2003
Common stocks	$18,801	$15,107	$(3,259)
Other invested assets	(1,390)	(2,630)	(2,957)

Change in unrealized capital gains and losses	$17,411	$12,477	$(6,216)

The Company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2005, 2004 and 2003.

Gross unrealized gains (losses) on common stocks were as follows:

	Unrealized
	December 31
	2005	2004
Unrealized gains	$47,842	$29,544
Unrealized losses	(1,087)	(1,590)

Net unrealized gains	$46,755	$27,954

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

During 2005, the Company issued one mortgage loan at an interest rate of 5.46% and one mortgage loan at an interest rate of 5.94%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. During 2004, the Company issued one mortgage loan at an interest rate of 5.67%. During 2003, the Company did not issue any mortgage loans. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2005, 2004, and 2003, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2005, 2004 and 2003, the Company held a mortgage loan loss reserve in the asset valuation reserve of $171, $137 and $92, respectively.

At December 31, 2005 and 2004, the net amount of securities being acquired on a TBA basis was $0 and $38,714, respectively.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company did not recognize any unrealized gains or losses during 2005 or 2004 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

5.	Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5.	Reinsurance (continued)

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$1,200,679	$1,202,558	$1,504,347
Reinsurance assumed	791	—	—
Reinsurance ceded	(54,941)	(53,745)	(59,642)

Net premiums earned	$1,146,529	$1,148,813	$1,444,705

The Company received reinsurance recoveries in the amount of $42,537, $31,129, and $30,055 during 2005, 2004 and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $10,008 and $9,905, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2005 and 2004 of $68,645 and $68,708, respectively.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. During 2005, 2004, and 2003, the amount charged directly to unassigned surplus was $1,185. At December 31, 2005, the Company holds collateral in the form of letters of credit of $85,000 from the ceding company.

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2005	2004
Deferred income tax assets:
§807(f) adjustment	$—	$122
Tax basis deferred acquisition costs	92,798	91,620
Reserves	132,510	120,055
Other	11,507	8,158

Total deferred income tax assets	$236,815	$219,955

Deferred income tax assets – nonadmitted	$134,595	$107,119

Deferred income tax liabilities:
§807(f) adjustment – liabilities	$74,092	$79,417
Other	255	581

Total deferred income tax liabilities	$74,347	$79,998

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2005	2004
Change in net deferred income tax asset	$22,511	$26,679
Change in deferred income tax assets – nonadmitted	27,476	24,523

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax expense computed at the federal statutory rate (35%)	$50,780	$57,315	$62,037
Deferred acquisition costs – tax basis	981	2,153	4,149
Amortization of IMR	(16)	(247)	(333)
Depreciation	(178)	(267)	(290)
Dividends received deduction	(25,155)	(19,960)	(20,808)
Low income housing credits	(3,157)	(3,157)	(3,150)
Prior year over accrual	(151)	(13,204)	(11,583)
Reinsurance transactions	(415)	(415)	(415)
Reserves	17,967	22,156	27,407
Other	(701)	(2,020)	(1,584)

Federal income tax expense	$39,955	$42,354	$55,430

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. At December 31, 2004, the life subgroup had no loss carryforwards. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided in the financial statements on income deferred in the PSA ($293 at December 31, 2005). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $102.

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

The consolidated tax group, in which the Company is included, incurred income taxes during 2005, 2004 and 2003 of $282,000, $280,000, and $200,000, respectively that will be available for recoupment in the event of future net losses.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination for 2001 through 2003 is complete and an examination is underway for 2004.

7.	Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$20,695	0%	$14,821	0%
Subject to discretionary withdrawal at book value less surrender charge	141,855	2%	260,441	4%
Subject to discretionary withdrawal at market value	5,959,998	89%	5,742,629	87%
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	535,591	8%	556,284	9%
Not subject to discretionary withdrawal	62,422	1%	14,326	0%

	6,720,561	100%	6,588,501	100%

Less reinsurance ceded	37,963		50,473

Total policy reserves on annuities and deposit fund liabilities	$6,682,598		$6,538,028

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,095,820	$1,061,629	$1,240,215
Transfers from separate accounts	1,187,411	1,113,867	1,221,216

Net transfers to separate accounts	(91,591)	(52,238)	18,999
Other	3,768	(1,205)	1,394

Transfers as reported in the summary of operations of the life, accident and health annual statement	$(87,823)	$(53,443)	$20,393

At December 31, 2005 and 2004, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2005	Guaranteed Minimum Income Benefit	$1,751,800	$21,551	$3,328
2004	Guaranteed Minimum Income Benefit	$1,746,000	$17,700	$3,500

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

At December 31, 2005 and 2004, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2005	Guaranteed Minimum Death Benefit	$6,394,544	$61,194	$37,963
2004	Guaranteed Minimum Death Benefit	$6,151,000	$61,900	$44,200

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2005
Ordinary direct renewal business	$1,592	$211	$1,803
Ordinary new business	2,252	1,106	3,358

	$3,844	$1,317	$5,161

December 31, 2004
Ordinary direct renewal business	$1,085	$337	$1,422
Ordinary new business	1,183	419	1,602

	$2,268	$756	$3,024

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

At December 31, 2005 and 2004, the Company had insurance in force aggregating $61,564,103 and $62,223,424 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Department of the State of Ohio. The Company established policy reserves of $9,331 and $4,574 to cover these deficiencies at December 31, 2005 and 2004, respectively.

8.	Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without the prior approval of insurance regulatory authorities, is $104,546.

9.	Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

10.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2005, 2004 and 2003, the Company sold $51,983, $45,723, and $ 31,554, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliate company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales.

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

11.	Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87, Employers Accounting for Pensions expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,280, $1,303, and $1,507 for the years ended December 31, 2005, 2004, and 2003, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $836, $807, and $858 for the years ended December 31, 2005, 2004, and 2003, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2005, 2004 and 2003 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

11.	Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $126, $157, and $153 for the years ended December 31, 2005, 2004, and 2003, respectively.

12.	Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON USA, Inc. companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company is part of a Tax Allocation Agreement with its parent and other affiliated companies as described in Note 6. During 2005, 2004, and 2003, the Company paid $91,667, $108,339, and $19,705, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2005, 2004, and 2003, the Company received $85,975, $89,072, and $5,775, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $1,027, $520, and $435, respectively, to affiliates.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2005 and 2004, the cash surrender value of these policies was $59,598 and $57,331, respectively.

The Company paid common stock dividends of $200,000 during 2004. The dividend paid in 2004 was approved by the Insurance Department of the State of Ohio as an extraordinary dividend.

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

13.	Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,380 and $3,404 and an offsetting premium tax benefit of $722 and $743 at December 31, 2005 and 2004, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $59, $(374), and $24, for the years ended December 31, 2005, 2004, and 2003, respectively.

The Company has contingent commitments of $3,043 and $4,154 as of December 31, 2005 and 2004, respectively, for joint ventures, partnerships and limited liability companies.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2005 and 2004 respectively, the Company pledged assets in the amount of $642 and $189 to satisfy the requirements of futures trading accounts.

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

13.	Commitments and Contingencies (continued)

There continues to be significant federal and state regulatory activity relating to financial services companies. The Company and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (“SEC”). In particular, the Company continues to respond to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by the Company, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates of the Company.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. The Company and its affiliates are working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, the Company does not believe the resolution will be material to its financial position.

14.	Debt

The Company has an outstanding liability for borrowed money in the amount of $6,439 and $0 as of December 31, 2005 and 2004, respectively, due to participation in dollar reverse repurchase agreements. The company enters reverse dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received as stated in Note 1.

37

Statutory-Basis Financial

Statement Schedules

38

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$55,483	$54,693	$55,483
States, municipalities, and political subdivisions	12,856	12,738	12,856
Foreign governments	8,375	8,725	8,375
Public utilities	37,809	38,202	37,809
All other corporate bonds	567,212	562,670	567,212

Total fixed maturities	681,735	667,028	681,735
Mortgage loans on real estate	18,035		18,035
Home office properties	40,276		40,276
Policy loans	300,462		300,462
Cash and short-term investments	30,206		30,206
Other invested assets	14,227		14,227

Total investments	$1,084,941		$1,084,941

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

39

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*
Year ended December 31, 2005
Individual life	$457,491	$18,346	$578,049	$34,086
Group life	15,288	100	312	1,026
Annuity	692,848	2	568,168	51,700

	$1,165,627	$18,448	$1,146,529	$86,812

Year ended December 31, 2004
Individual life	$431,843	$22,129	$572,975	$32,781
Group life	13,589	100	388	964
Annuity	771,293	–	575,450	57,049

	$1,216,725	$22,229	$1,148,813	$90,794

Year ended December 31, 2003
Individual life	$412,473	$12,763	$552,849	$31,348
Group life	12,823	176	496	944
Annuity	808,079	—	891,360	55,439

	$1,233,375	$12,939	$1,444,705	$87,731

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

40

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III (continued)

	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*	Premium Written
Year ended December 31, 2005
Individual life	$252,018	$244,614	$—
Group life	1,722	1,357	755
Annuity	782,520	(67,635)	—

	$1,036,260	$178,336	$755

Year ended December 31, 2004
Individual life	$208,923	$263,981	$—
Group life	887	1,260	790
Annuity	770,457	(62,852)	—

	$980,267	$202,389	$790

Year ended December 31, 2003
Individual life	$185,642	$275,352	$—
Group life	2,530	(769)	863
Annuity	999,863	(4,921)	—

	$1,188,035	$269,662	$863

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

41

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$85,891,325	$35,360,079	$—	$50,531,246	0%

Premiums:
Individual life	$622,657	$45,399	$791	$578,049	0%
Group life	755	443	—	312	0
Annuity	577,267	9,099	—	568,168	0

	$1,200,679	$54,941	$791	$1,146,529	0%

Year ended December 31, 2004
Life insurance in force	$81,890,006	$30,314,062	$—	$51,575,944	0%

Premiums:
Individual life	$615,380	$42,405	$—	$572,975	0%
Group life	790	402	—	388	0
Annuity	586,388	10,938	—	575,450	0

	$1,202,558	$53,745	$—	$1,148,813	0%

Year ended December 31, 2003
Life insurance in force	$79,220,097	$25,368,242	$—	$53,851,855	0%

Premiums:
Individual life	$593,641	$40,792	$—	$552,849	0%
Group life	863	367	—	496	0
Annuity	909,843	18,483	—	891,360	0

	$1,504,347	$59,642	$—	$1,444,705	0%

42

FINANCIAL STATEMENTS

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Year Ended December 31, 2005

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

WRL Freedom Multiple Variable Annuity

Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of Western Reserve Life Assurance Company of Ohio Separate Account VA V (comprised of the AEGON Bond, Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, Capital Guardian Value, Clarion Global Real Estate Securities, Federated Growth & Income, Great Companies – AmericaSM, Great Companies – TechnologySM, Transamerica Balanced, Janus Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, Munder Net50, Mercury Large Cap Value, PIMCO Total Return, Salomon All Cap, T. Rowe Price Equity Income, T. Rowe Price Small Cap, Templeton Great Companies Global, Third Avenue Value, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Small/Mid Cap, Transamerica U.S. Government Securities, Transamerica U.S. Government Securities PAM, Transamerica Value Balanced, Van Kampen Mid Cap Growth, and Fidelity – VIP Index 500 Portfolio subaccounts), which are available for investment by contract owners of WRL Freedom Multiple Variable Annuity as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Western Reserve Life Assurance Company of Ohio Separate Account VA V which are available for investment by contract owners of WRL Freedom Multiple Variable Annuity at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AEGON Bond Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Moderate Subaccount
Assets
Investment in securities:
Number of shares	44,386.502	342,687.913	596,314.044	1,421,125.466

Cost	$549,936	$4,125,799	$7,006,856	$17,016,351

Investments in mutual funds, at net asset value	$550,836	$4,379,552	$6,803,943	$17,337,731
Receivable for units sold	—	26	22	68

Total assets	550,836	4,379,578	6,803,965	17,337,799

Liabilities
Payable for units redeemed	5	—	—	—

	$550,831	$4,379,578	$6,803,965	$17,337,799

Net Assets:
Deferred annuity contracts terminable by owners	$550,831	$4,379,578	$6,803,965	$17,337,799

Total net assets	$550,831	$4,379,578	$6,803,965	$17,337,799

Accumulation units outstanding:
M&E - 1.45%	62,658	348,851	709,931	1,498,073

M&E - 1.50%	27,082	1,281,175	2,954,136	5,914,054

M&E - 1.60%	2,915	0	48,309	47,557

M&E - 1.65%	0	0	0	245,740

M&E - 1.70%	440,757	1,947,903	2,419,912	7,465,674

M&E - 1.85%	0	5,945	27,985	24,954

Accumulation unit value:
M&E - 1.45%	$1.036384	$1.225220	$1.107232	$1.144643

M&E - 1.50%	$1.035543	$1.224211	$1.106333	$1.143701

M&E - 1.60%	$1.000612	$1.153549	$1.063863	$1.095421

M&E - 1.65%	$1.000281	$1.153179	$1.063511	$1.095062

M&E - 1.70%	$1.032163	$1.220227	$1.102739	$1.139970

M&E - 1.85%	$0.998987	$1.151666	$1.062127	$1.093644

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation- Moderate Growth Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Federated Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	1,131,262.533	49,515.321	75,307.094	240,508.190

Cost	$13,818,195	$992,620	$1,472,048	$4,214,500

Investments in mutual funds, at net asset value	$14,423,597	$1,022,987	$1,518,191	$4,100,665
Receivable for units sold	77	7	—	9

Total assets	14,423,674	1,022,994	1,518,191	4,100,674

Liabilities
Payable for units redeemed	—	—	3	—

	$14,423,674	$1,022,994	$1,518,188	$4,100,674

Net Assets:
Deferred annuity contracts terminable by owners	$14,423,674	$1,022,994	$1,518,188	$4,100,674

Total net assets	$14,423,674	$1,022,994	$1,518,188	$4,100,674

Accumulation units outstanding:
M&E – 1.45%	1,439,621	111,931	127,334	442,206

M&E – 1.50%	4,846,069	363,773	264,180	1,964,702

M&E – 1.60%	0	0	1,887	64,971

M&E – 1.65%	127,185	0	0	0

M&E – 1.70%	5,577,795	378,713	602,091	1,111,731

M&E – 1.85%	136,980	0	18,274	51,472

Accumulation unit value:
M&E – 1.45%	$1.193406	$1.199895	$1.508392	$1.132962

M&E – 1.50%	$1.192430	$1.198897	$1.507165	$1.132046

M&E – 1.60%	$1.127341	$1.088366	$1.165950	$1.040871

M&E – 1.65%	$1.126979	$1.088012	$1.165572	$1.040536

M&E – 1.70%	$1.188555	$1.195001	$1.502240	$1.128351

M&E – 1.85%	$1.125509	$1.086596	$1.164047	$1.039186

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Great Companies- AmericaSM Subaccount	Great Companies- TechnologySM Subaccount	Transamerica Balanced Subaccount	Janus Growth Subaccount
Assets
Investment in securities:
Number of shares	45,982.099	40,341.141	22,479.652	10,013.297

Cost	$456,417	$168,798	$263,071	$357,987

Investments in mutual funds, at net asset value	$469,017	$175,081	$261,214	$381,607
Receivable for units sold	—	—	1	2

Total assets	469,017	175,081	261,215	381,609

Liabilities
Payable for units redeemed	5	—	—	—

	$469,012	$175,081	$261,215	$381,609

Net Assets:
Deferred annuity contracts terminable by owners	$469,012	$175,081	$261,215	$381,609

Total net assets	$469,012	$175,081	$261,215	$381,609

Accumulation units outstanding:
M&E - 1.45%	46,697	0	74,339	58,956

M&E - 1.50%	267,801	147,712	56,375	91,546

M&E - 1.60%	0	0	0	0

M&E - 1.65%	0	0	0	0

M&E - 1.70%	142,676	15,324	63,147	167,562

M&E - 1.85%	0	0	31,493	0

Accumulation unit value:
M&E - 1.45%	$1.027696	$1.075095	$1.169073	$1.202652

M&E - 1.50%	$1.026858	$1.074210	$1.168121	$1.201672

M&E - 1.60%	$1.045485	$1.160065	$1.110976	$1.155022

M&E - 1.65%	$1.045153	$1.159692	$1.110616	$1.154642

M&E - 1.70%	$1.023490	$1.070704	$1.164313	$1.197745

M&E - 1.85%	$1.043788	$1.158187	$1.109163	$1.153148

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount	Munder Net50 Subaccount
Assets
Investment in securities:
Number of shares	41,308.774	27,625.852	37,054.483	13,544.382

Cost	$575,278	$274,348	$379,564	$120,242

Investments in mutual funds, at net asset value	$593,194	$283,994	$359,428	$138,965
Receivable for units sold	—	1	—	2

Total assets	593,194	283,995	359,428	138,967

Liabilities
Payable for units redeemed	4	—	3	—

	$593,190	$283,995	$359,425	$138,967

Net Assets:
Deferred annuity contracts terminable by owners	$593,190	$283,995	$359,425	$138,967

Total net assets	$593,190	$283,995	$359,425	$138,967

Accumulation units outstanding:
M&E - 1.45%	7,107	26,739	4,811	3,341

M&E - 1.50%	42,389	133,510	77,466	10,571

M&E - 1.60%	0	2,250	4,221	1,392

M&E - 1.65%	0	0	0	0

M&E - 1.70%	488,047	76,283	227,446	100,111

M&E - 1.85%	0	0	20,307	2,313

Accumulation unit value:
M&E - 1.45%	$1.107705	$1.192064	$1.082108	$1.181354

M&E - 1.50%	$1.106802	$1.191100	$1.081224	$1.180372

M&E - 1.60%	$1.062690	$1.125268	$1.034553	$1.285167

M&E - 1.65%	$1.062345	$1.124907	$1.034204	$1.284748

M&E - 1.70%	$1.103172	$1.187214	$1.077702	$1.176545

M&E - 1.85%	$1.060958	$1.123441	$1.032863	$1.283085

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	T. Rowe Price Equity Income Subaccount
Assets
Investment in securities:
Number of shares	87,801.938	45,214.022	45,747.664	133,171.585

Cost	$1,598,001	$501,843	$638,682	$2,777,983

Investments in mutual funds, at net asset value	$1,651,554	$494,189	$671,576	$2,688,734
Receivable for units sold	6	1	4	16

Total assets	1,651,560	494,190	671,580	2,688,750

Liabilities
Payable for units redeemed	—	—	—	—

	$1,651,560	$494,190	$671,580	$2,688,750

Net Assets:
Deferred annuity contracts terminable by owners	$1,651,560	$494,190	$671,580	$2,688,750

Total net assets	$1,651,560	$494,190	$671,580	$2,688,750

Accumulation units outstanding:
M&E - 1.45%	56,569	26,924	46,354	407,698

M&E - 1.50%	234,149	209,955	125,774	1,616,885

M&E - 1.60%	2,213	6,180	0	0

M&E - 1.65%	0	0	0	0

M&E - 1.70%	967,890	234,272	416,857	338,665

M&E - 1.85%	2,289	0	29,618	0

Accumulation unit value:
M&E - 1.45%	$1.312444	$1.038234	$1.088716	$1.139026

M&E - 1.50%	$1.311370	$1.037396	$1.087833	$1.138111

M&E - 1.60%	$1.141896	$1.001563	$1.092536	$1.052746

M&E - 1.65%	$1.141528	$1.001240	$1.092190	$1.052403

M&E - 1.70%	$1.307094	$1.034009	$1.084275	$1.134388

M&E - 1.85%	$1.140035	$0.999936	$1.090760	$1.051035

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	T. Rowe Price Small Cap Subaccount	Templeton Great Companies Global Subaccount	Third Avenue Value Subaccount	Transamerica Convertible Securities Subaccount
Assets
Investment in securities:
Number of shares	55,941.994	45,125.591	221,071.505	29,766.542

Cost	$623,379	$810,285	$4,870,142	$330,233

Investments in mutual funds, at net asset value	$615,362	$845,654	$5,352,141	$332,492
Receivable for units sold	4	6	39	1

Total assets	615,366	845,660	5,352,180	332,493

Liabilities
Payable for units redeemed	—	—	—	—

	$615,366	$845,660	$5,352,180	$332,493

Net Assets:
Deferred annuity contracts terminable by owners	$615,366	$845,660	$5,352,180	$332,493

Total net assets	$615,366	$845,660	$5,352,180	$332,493

Accumulation units outstanding:
M&E - 1.45%	140	73,665	295,812	65,540

M&E - 1.50%	101,721	233,364	1,717,923	85,912

M&E - 1.60%	0	0	3,651	5,503

M&E - 1.65%	0	0	0	0

M&E - 1.70%	433,284	433,544	1,759,995	140,833

M&E - 1.85%	0	0	3,386	0

Accumulation unit value:
M&E - 1.45%	$1.153892	$1.144922	$1.419283	$1.118962

M&E - 1.50%	$1.152946	$1.143992	$1.418120	$1.118058

M&E - 1.60%	$1.171475	$1.106205	$1.189837	$1.118721

M&E - 1.65%	$1.171094	$1.105838	$1.189461	$1.118361

M&E - 1.70%	$1.149190	$1.140258	$1.413499	$1.114407

M&E - 1.85%	$1.169575	$1.104405	$1.187906	$1.116899

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	168,493.142	179,583.086	1,500,478.860	79,783.744

Cost	$3,561,950	$2,586,563	$1,500,479	$1,397,020

Investments in mutual funds, at net asset value	$4,000,027	$2,799,700	$1,500,479	$1,456,851
Receivable for units sold	23	21	3	8

Total assets	4,000,050	2,799,721	1,500,482	1,456,859

Liabilities
Payable for units redeemed	—	—	—	—

	$4,000,050	$2,799,721	$1,500,482	$1,456,859

Net Assets:
Deferred annuity contracts terminable by owners	$4,000,050	$2,799,721	$1,500,482	$1,456,859

Total net assets	$4,000,050	$2,799,721	$1,500,482	$1,456,859

Accumulation units outstanding:
M&E - 1.45%	353,418	281,964	191,558	134,639

M&E - 1.50%	1,697,346	1,256,509	564,387	315,589

M&E - 1.60%	0	0	0	0

M&E - 1.65%	0	0	0	0

M&E - 1.70%	1,094,416	768,109	619,524	710,287

M&E - 1.85%	4,649	0	115,985	3,863

Accumulation unit value:
M&E - 1.45%	$1.272341	$1.215988	$1.008142	$1.254922

M&E - 1.50%	$1.271303	$1.214992	$1.007326	$1.253895

M&E - 1.60%	$1.235555	$1.247030	$1.008887	$1.158401

M&E - 1.65%	$1.235154	$1.246626	$1.008569	$1.158025

M&E - 1.70%	$1.267166	$1.211037	$1.004024	$1.249799

M&E - 1.85%	$1.233556	$1.245005	$1.007242	$1.156522

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities PAM Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Mid Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	30,945.759	0.219	12,758.026	25,502.111

Cost	$370,998	$3	$173,297	$463,131

Investments in mutual funds, at net asset value	$376,919	$3	$169,044	$486,580
Receivable for units sold	—	—	—	4

Total assets	376,919	3	169,044	486,584

Liabilities
Payable for units redeemed	5	3	6	—

	$376,914	$—	$169,038	$486,584

Net Assets:
Deferred annuity contracts terminable by owners	$376,914	$—	$169,038	$486,584

Total net assets	$376,914	$—	$169,038	$486,584

Accumulation units outstanding:
M&E - 1.45%	10,074	0	51,745	117,941

M&E - 1.50%	48,220	0	33,264	27,631

M&E - 1.60%	1,819	0	0	0

M&E - 1.65%	0	0	0	0

M&E - 1.70%	40,483	0	43,422	285,537

M&E - 1.85%	273,526	0	22,157	0

Accumulation unit value:
M&E - 1.45%	$1.029514	$1.029514	$1.133642	$1.131799

M&E - 1.50%	$1.028663	$1.028663	$1.132702	$1.130882

M&E - 1.60%	$1.001944	$1.001944	$1.070278	$1.134641

M&E - 1.65%	$1.001610	$1.001610	$1.069945	$1.134265

M&E - 1.70%	$1.025323	$1.025323	$1.129008	$1.127180

M&E - 1.85%	$1.000304	$1.000304	$1.068541	$1.132802

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

Fidelity-VIP Index 500 Portfolio Subaccount
Assets
Investment in securities:
Number of shares	199.132

Cost	$26,680

Investments in mutual funds, at net asset value	$28,014
Receivable for units sold	—

Total assets	28,014

Liabilities
Payable for units redeemed	1

$28,013

Net Assets:
Deferred annuity contracts terminable by owners	$28,013

Total net assets	$28,013

Accumulation units outstanding:
M&E – 1.45%	10,423

M&E – 1.50%	11,818

M&E – 1.60%	0

M&E – 1.65%	0

M&E – 1.70%	1,897

M&E – 1.85%	1,001

Accumulation unit value:
M&E – 1.45%	$1.116852

M&E – 1.50%	$1.115944

M&E – 1.60%	$1.074220

M&E – 1.65%	$1.073872

M&E – 1.70%	$1.112301

M&E – 1.85%	$1.072468

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	AEGON Bond Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Moderate Subaccount
Net investment income (loss)
Income:
Dividends	$7,211	$11,303	$153,797	$229,346
Expenses:
Administrative, mortality and expense risk charge	2,707	41,217	79,142	170,256

Net investment income (loss)	4,504	(29,914)	74,655	59,090
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	272	140,378	427,050	534,432
Proceeds from sales	192,340	320,061	463,556	2,104,445
Cost of investments sold	196,986	294,296	447,270	1,972,152

Net realized capital gains (losses) on investments	(4,374)	166,143	443,336	666,725
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	17	32,510	74,719	219,611
End of period	900	253,753	(202,913)	321,380

Net change in unrealized appreciation/depreciation of investments	883	221,243	(277,632)	101,769

Net realized and unrealized capital gains (losses) on investments	(3,491)	387,386	165,704	768,494

Increase (decrease) in net assets from operations	$1,013	$357,472	$240,359	$827,584

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Asset Allocation- Moderate Growth Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Federated Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$94,585	$6,394	$9,319	$63,759
Expenses:
Administrative, mortality and expense risk charge	127,670	13,382	9,523	41,568

Net investment income (loss)	(33,085)	(6,988)	(204)	22,191
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	296,923	37,260	46,731	243,258
Proceeds from sales	1,612,423	368,135	359,662	1,634,153
Cost of investments sold	1,432,156	332,326	338,197	1,648,994

Net realized capital gains (losses) on investments	477,190	73,069	68,196	228,417
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	166,239	29,641	15,902	20,632
End of period	605,402	30,367	46,143	(113,835)

Net change in unrealized appreciation/depreciation of investments	439,163	726	30,241	(134,467)

Net realized and unrealized capital gains (losses) on investments	916,353	73,795	98,437	93,950

Increase (decrease) in net assets from operations	$883,268	$66,807	$98,233	$116,141

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Great Companies- AmericaSM Subaccount	Great Companies- TechnologySM Subaccount	Transamerica Balanced Subaccount	Janus Growth Subaccount
Net investment income (loss)
Income:
Dividends	$4,571	$167	$3,912	$—
Expenses:
Administrative, mortality and expense risk charge	7,700	1,413	3,012	2,915

Net investment income (loss)	(3,129)	(1,246)	900	(2,915)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	22,315	—
Proceeds from sales	341,783	101,065	124,716	28,257
Cost of investments sold	326,274	99,080	126,642	25,169

Net realized capital gains (losses) on investments	15,509	1,985	20,389	3,088
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	15,182	7,525	1,877	1,037
End of period	12,600	6,283	(1,857)	23,620

Net change in unrealized appreciation/depreciation of investments	(2,582)	(1,242)	(3,734)	22,583

Net realized and unrealized capital gains (losses) on investments	12,927	743	16,655	25,671

Increase (decrease) in net assets from operations	$9,798	$(503)	$17,555	$22,756

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount	Munder Net50 Subaccount
Net investment income (loss)
Income:
Dividends	$3,882	$—	$30,345	$—
Expenses:
Administrative, mortality and expense risk charge	5,592	3,854	5,010	1,323

Net investment income (loss)	(1,710)	(3,854)	25,335	(1,323)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	9,327	—
Proceeds from sales	109,382	379,834	209,766	28,002
Cost of investments sold	108,295	364,091	222,885	28,021

Net realized capital gains (losses) on investments	1,087	15,743	(3,792)	(19)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	86	3,201	1,012	2,338
End of period	17,916	9,646	(20,136)	18,723

Net change in unrealized appreciation/depreciation of investments	17,830	6,445	(21,148)	16,385

Net realized and unrealized capital gains (losses) on investments	18,917	22,188	(24,940)	16,366

Increase (decrease) in net assets from operations	$17,207	$18,334	$395	$15,043

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	T. Rowe Price Equity Income Subaccount
Net investment income (loss)
Income:
Dividends	$5,561	$15,446	$2,553	$36,906
Expenses:
Administrative, mortality and expense risk charge	12,971	7,005	7,943	27,751

Net investment income (loss)	(7,410)	8,441	(5,390)	9,155
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	48,152	21,239	—	164,100
Proceeds from sales	215,668	700,189	92,477	99,429
Cost of investments sold	180,678	729,509	90,414	95,818

Net realized capital gains (losses) on investments	83,142	(8,081)	2,063	167,711
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	25,060	837	3,071	23,365
End of period	53,553	(7,654)	32,894	(89,249)

Net change in unrealized appreciation/depreciation of investments	28,493	(8,491)	29,823	(112,614)

Net realized and unrealized capital gains (losses) on investments	111,635	(16,572)	31,886	55,097

Increase (decrease) in net assets from operations	$104,225	$(8,131)	$26,496	$64,252

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	T. Rowe Price Small Cap Subaccount	Templeton Great Companies Global Subaccount	Third Avenue Value Subaccount	Transamerica Convertible Securities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$4,109	$17,940	$5,838
Expenses:
Administrative, mortality and expense risk charge	3,853	5,937	50,957	3,004

Net investment income (loss)	(3,853)	(1,828)	(33,017)	2,834
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	49,671	—	89,845	27,111
Proceeds from sales	110,307	177,352	512,188	191,284
Cost of investments sold	118,966	172,814	427,115	205,951

Net realized capital gains (losses) on investments	41,012	4,538	174,918	12,444
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,777	3,420	79,226	6,849
End of period	(8,017)	35,369	481,999	2,259

Net change in unrealized appreciation/depreciation of investments	(11,794)	31,949	402,773	(4,590)

Net realized and unrealized capital gains (losses) on investments	29,218	36,487	577,691	7,854

Increase (decrease) in net assets from operations	$25,365	$34,659	$544,674	$10,688

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$9,388	$—	$34,182	$4,796
Expenses:
Administrative, mortality and expense risk charge	41,028	23,408	19,743	14,271

Net investment income (loss)	(31,640)	(23,408)	14,439	(9,475)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	50,186	131,672	(4)	52,393
Proceeds from sales	747,553	280,700	7,025,444	154,672
Cost of investments sold	689,061	270,509	7,025,444	140,297

Net realized capital gains (losses) on investments	108,678	141,863	(4)	66,768
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	81,102	19,569	—	11,576
End of period	438,077	213,137	—	59,831

Net change in unrealized appreciation/depreciation of investments	356,975	193,568	—	48,255

Net realized and unrealized capital gains (losses) on investments	465,653	335,431	(4)	115,023

Increase (decrease) in net assets from operations	$434,013	$312,023	$14,435	$105,548

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities PAM Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$9,860	$—	$4,220	$—
Expenses:
Administrative, mortality and expense risk charge	4,808	1,393	1,940	4,677

Net investment income (loss)	5,052	(1,393)	2,280	(4,677)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,460	—	12,957	—
Proceeds from sales	1,449,068	456,559	52,659	125,079
Cost of investments sold	1,464,410	453,276	54,953	119,351

Net realized capital gains (losses) on investments	(11,882)	3,283	10,663	5,728
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,422	—	1,023	1,893
End of period	5,921	—	(4,253)	23,449

Net change in unrealized appreciation/depreciation of investments	4,499	—	(5,276)	21,556

Net realized and unrealized capital gains (losses) on investments	(7,383)	3,283	5,387	27,284

Increase (decrease) in net assets from operations	$(2,331)	$1,890	$7,667	$22,607

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2005

Fidelity-VIP Index 500 Portfolio Subaccount
Net investment income (loss)
Income:
Dividends	$291
Expenses:
Administrative, mortality and expense risk charge	323

Net investment income (loss)	(32)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	2,610
Cost of investments sold	2,522

Net realized capital gains (losses) on investments	88
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	101
End of period	1,334

Net change in unrealized appreciation/depreciation of investments	1,233

Net realized and unrealized capital gains (losses) on investments	1,321

Increase (decrease) in net assets from operations	$1,289

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	AEGON Bond Subaccount		Asset Allocation-Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$4,504	(43)	$(29,914)	(1,421)
Net realized capital gains (losses) on investments	(4,374)	136	166,143	3,318
Net change in unrealized appreciation/depreciation of investments	883	17	221,243	32,510

Increase (decrease) in net assets from operations	1,013	110	357,472	34,407
Contract transactions
Net contract purchase payments	512,854	28,605	2,091,180	435,773
Transfer payments from (to) other subaccounts or general account	36,987	(25,990)	1,405,156	267,707
Contract terminations, withdrawals, and other deductions	(2,165)	(299)	(206,619)	(1,011)
Contract maintenance charges	(284)	—	(4,487)	—

Increase (decrease) in net assets from contract transactions	547,392	2,316	3,285,230	702,469

Net increase (decrease) in net assets	548,405	2,426	3,642,702	736,876
Net assets:
Beginning of the period	2,426	—	736,876	—

End of the period	$550,831	$2,426	$4,379,578	$736,876

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Asset Allocation-Conservative Subaccount		Asset Allocation-Moderate Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$74,655	(5,087)	$59,090	(11,985)
Net realized capital gains (losses) on investments	443,336	1,529	666,725	13,589
Net change in unrealized appreciation/depreciation of investments	(277,632)	74,719	101,769	219,611

Increase (decrease) in net assets from operations	240,359	71,161	827,584	221,215
Contract transactions
Net contract purchase payments	3,383,566	1,556,241	10,056,869	3,790,920
Transfer payments from (to) other subaccounts or general account	751,885	858,885	2,092,635	748,841
Contract terminations, withdrawals, and other deductions	(41,486)	(3,645)	(347,503)	(23,313)
Contract maintenance charges	(13,001)	—	(29,449)	—

Increase (decrease) in net assets from contract transactions	4,080,964	2,411,481	11,772,552	4,516,448

Net increase (decrease) in net assets	4,321,323	2,482,642	12,600,136	4,737,663
Net assets:
Beginning of the period	2,482,642	—	4,737,663	—

End of the period	$6,803,965	$2,482,642	$17,337,799	$4,737,663

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Asset Allocation-Moderate Growth Subaccount		Capital Guardian Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(33,085)	(7,425)	$(6,988)	(1,019)
Net realized capital gains (losses) on investments	477,190	1,358	73,069	3,630
Net change in unrealized appreciation/depreciation of investments	439,163	166,239	726	29,641

Increase (decrease) in net assets from operations	883,268	160,172	66,807	32,252
Contract transactions
Net contract purchase payments	8,319,772	2,231,235	575,574	237,814
Transfer payments from (to) other subaccounts or general account	2,441,010	584,357	(43,771)	211,150
Contract terminations, withdrawals, and other deductions	(164,247)	(4,863)	(8,577)	(46,807)
Contract maintenance charges	(27,030)	—	(1,403)	(45)

Increase (decrease) in net assets from contract transactions	10,569,505	2,810,729	521,823	402,112

Net increase (decrease) in net assets	11,452,773	2,970,901	588,630	434,364
Net assets:
Beginning of the period	2,970,901	—	434,364	—

End of the period	$14,423,674	$2,970,901	$1,022,994	$434,364

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Clarion Global Real Estate Securities Subaccount		Federated Growth & Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(204)	(323)	$22,191	(1,951)
Net realized capital gains (losses) on investments	68,196	692	228,417	44
Net change in unrealized appreciation/depreciation of investments	30,241	15,902	(134,467)	20,632

Increase (decrease) in net assets from operations	98,233	16,271	116,141	18,725
Contract transactions
Net contract purchase payments	659,382	257,719	2,997,551	667,937
Transfer payments from (to) other subaccounts or general account	636,850	706	115,878	213,496
Contract terminations, withdrawals, and other deductions	(101,861)	(48,291)	(26,176)	(303)
Contract maintenance charges	(775)	(46)	(2,575)	—

Increase (decrease) in net assets from contract transactions	1,193,596	210,088	3,084,678	881,130

Net increase (decrease) in net assets	1,291,829	226,359	3,200,819	899,855
Net assets:
Beginning of the period	226,359	—	899,855	—

End of the period	$1,518,188	$226,359	$4,100,674	$899,855

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Great Companies-AmericaSM Subaccount		Great Companies- TechnologySM Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(3,129)	(1,181)	$(1,246)	(344)
Net realized capital gains (losses) on investments	15,509	63	1,985	31
Net change in unrealized appreciation/depreciation of investments	(2,582)	15,182	(1,242)	7,525

Increase (decrease) in net assets from operations	9,798	14,064	(503)	7,212
Contract transactions
Net contract purchase payments	276,969	82,265	76,905	40,300
Transfer payments from (to) other subaccounts or general account	(212,696)	303,479	(5,868)	57,760
Contract terminations, withdrawals, and other deductions	(1,630)	(1,974)	(422)	(303)
Contract maintenance charges	(1,263)	—	—	—

Increase (decrease) in net assets from contract transactions	61,380	383,770	70,615	97,757

Net increase (decrease) in net assets	71,178	397,834	70,112	104,969
Net assets:
Beginning of the period	397,834	—	104,969	—

End of the period	$469,012	$397,834	$175,081	$104,969

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Transamerica Balanced Subaccount		Janus Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$900	(85)	$(2,915)	(34)
Net realized capital gains (losses) on investments	20,389	18	3,088	6
Net change in unrealized appreciation/depreciation of investments	(3,734)	1,877	22,583	1,037

Increase (decrease) in net assets from operations	17,555	1,810	22,756	1,009
Contract transactions
Net contract purchase payments	84,002	80,773	122,818	1,050
Transfer payments from (to) other subaccounts or general account	80,252	—	207,087	30,328
Contract terminations, withdrawals, and other deductions	(2,171)	(301)	(2,932)	(302)
Contract maintenance charges	(705)	—	(205)	—

Increase (decrease) in net assets from contract transactions	161,378	80,472	326,768	31,076

Net increase (decrease) in net assets	178,933	82,282	349,524	32,085
Net assets:
Beginning of the period	82,282	—	32,085	—

End of the period	$261,215	$82,282	$381,609	$32,085

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,710)	(5)	$(3,854)	(130)
Net realized capital gains (losses) on investments	1,087	1	15,743	15
Net change in unrealized appreciation/depreciation of investments	17,830	86	6,445	3,201

Increase (decrease) in net assets from operations	17,207	82	18,334	3,086
Contract transactions
Net contract purchase payments	329,643	2,646	139,521	71,133
Transfer payments from (to) other subaccounts or general account	249,999	—	52,339	4,262
Contract terminations, withdrawals, and other deductions	(5,174)	(301)	(3,670)	(302)
Contract maintenance charges	(912)	—	(708)	—

Increase (decrease) in net assets from contract transactions	573,556	2,345	187,482	75,093

Net increase (decrease) in net assets	590,763	2,427	205,816	78,179
Net assets:
Beginning of the period	2,427	—	78,179	—

End of the period	$593,190	$2,427	$283,995	$78,179

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	MFS High Yield Subaccount		Munder Net50 Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$25,335	(118)	$(1,323)	(68)
Net realized capital gains (losses) on investments	(3,792)	31	(19)	17
Net change in unrealized appreciation/depreciation of investments	(21,148)	1,012	16,385	2,338

Increase (decrease) in net assets from operations	395	925	15,043	2,287
Contract transactions
Net contract purchase payments	261,152	78,239	95,178	12,007
Transfer payments from (to) other subaccounts or general account	18,800	2,584	(668)	16,131
Contract terminations, withdrawals, and other deductions	(1,289)	(1,170)	(551)	(362)
Contract maintenance charges	(211)	—	(98)	—

Increase (decrease) in net assets from contract transactions	278,452	79,653	93,861	27,776

Net increase (decrease) in net assets	278,847	80,578	108,904	30,063
Net assets:
Beginning of the period	80,578	—	30,063	—

End of the period	$359,425	$80,578	$138,967	$30,063

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Mercury Large Cap Value Subaccount		PIMCO Total Return Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(7,410)	(772)	$8,441	(228)
Net realized capital gains (losses) on investments	83,142	64	(8,081)	189
Net change in unrealized appreciation/depreciation of investments	28,493	25,060	(8,491)	837

Increase (decrease) in net assets from operations	104,225	24,352	(8,131)	798
Contract transactions
Net contract purchase payments	719,312	77,914	952,114	110,415
Transfer payments from (to) other subaccounts or general account	511,966	228,248	(503,085)	15,627
Contract terminations, withdrawals, and other deductions	(12,317)	(302)	(72,641)	(299)
Contract maintenance charges	(1,838)	—	(608)	—

Increase (decrease) in net assets from contract transactions	1,217,123	305,860	375,780	125,743

Net increase (decrease) in net assets	1,321,348	330,212	367,649	126,541
Net assets:
Beginning of the period	330,212	—	126,541	—

End of the period	$1,651,560	$330,212	$494,190	$126,541

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Salomon All Cap Subaccount		T. Rowe Price Equity Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(5,390)	(325)	$9,155	(924)
Net realized capital gains (losses) on investments	2,063	3,126	167,711	258
Net change in unrealized appreciation/depreciation of investments	29,823	3,071	(112,614)	23,365

Increase (decrease) in net assets from operations	26,496	5,872	64,252	22,699
Contract transactions
Net contract purchase payments	440,887	168,591	1,915,807	464,294
Transfer payments from (to) other subaccounts or general account	59,756	28,451	240,253	5,261
Contract terminations, withdrawals, and other deductions	(11,612)	(45,787)	(21,648)	(301)
Contract maintenance charges	(1,030)	(44)	(1,867)	—

Increase (decrease) in net assets from contract transactions	488,001	151,211	2,132,545	469,254

Net increase (decrease) in net assets	514,497	157,083	2,196,797	491,953
Net assets:
Beginning of the period	157,083	—	491,953	—

End of the period	$671,580	$157,083	$2,688,750	$491,953

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	T. Rowe Price Small Cap Subaccount		Templeton Great Companies Global Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(3,853)	(146)	$(1,828)	(153)
Net realized capital gains (losses) on investments	41,012	19	4,538	15
Net change in unrealized appreciation/depreciation of investments	(11,794)	3,777	31,949	3,420

Increase (decrease) in net assets from operations	25,365	3,650	34,659	3,282
Contract transactions
Net contract purchase payments	258,968	39,389	236,128	88,734
Transfer payments from (to) other subaccounts or general account	252,938	39,872	473,161	27,809
Contract terminations, withdrawals, and other deductions	(4,082)	(303)	(16,333)	(304)
Contract maintenance charges	(431)	—	(1,476)	—

Increase (decrease) in net assets from contract transactions	507,393	78,958	691,480	116,239

Net increase (decrease) in net assets	532,758	82,608	726,139	119,521
Net assets:
Beginning of the period	82,608	—	119,521	—

End of the period	$615,366	$82,608	$845,660	$119,521

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Third Avenue Value Subaccount		Transamerica Convertible Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(33,017)	(2,249)	$2,834	(277)
Net realized capital gains (losses) on investments	174,918	191	12,444	29
Net change in unrealized appreciation/depreciation of investments	402,773	79,226	(4,590)	6,849

Increase (decrease) in net assets from operations	544,674	77,168	10,688	6,601
Contract transactions
Net contract purchase payments	2,685,487	773,438	113,207	72,350
Transfer payments from (to) other subaccounts or general account	1,189,916	208,707	131,028	2,580
Contract terminations, withdrawals, and other deductions	(121,969)	(464)	(3,474)	(302)
Contract maintenance charges	(4,777)	—	(185)	—

Increase (decrease) in net assets from contract transactions	3,748,657	981,681	240,576	74,628

Net increase (decrease) in net assets	4,293,331	1,058,849	251,264	81,229
Net assets:
Beginning of the period	1,058,849	—	81,229	—

End of the period	$5,352,180	$1,058,849	$332,493	$81,229

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(31,640)	(2,867)	$(23,408)	(920)
Net realized capital gains (losses) on investments	108,678	5,399	141,863	724
Net change in unrealized appreciation/depreciation of investments	356,975	81,102	193,568	19,569

Increase (decrease) in net assets from operations	434,013	83,634	312,023	19,373
Contract transactions
Net contract purchase payments	2,073,821	998,625	1,427,657	467,727
Transfer payments from (to) other subaccounts or general account	215,859	274,538	601,073	(9,382)
Contract terminations, withdrawals, and other deductions	(27,696)	(47,418)	(16,564)	(360)
Contract maintenance charges	(5,281)	(45)	(1,826)	—

Increase (decrease) in net assets from contract transactions	2,256,703	1,225,700	2,010,340	457,985

Net increase (decrease) in net assets	2,690,716	1,309,334	2,322,363	477,358
Net assets:
Beginning of the period	1,309,334	—	477,358	—

End of the period	$4,000,050	$1,309,334	$2,799,721	$477,358

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Transamerica Money Market Subaccount		Transamerica Small/Mid Cap Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$14,439	(954)	$(9,475)	(342)
Net realized capital gains (losses) on investments	(4)	(1)	66,768	(2)
Net change in unrealized appreciation/depreciation of investments	—	—	48,255	11,576

Increase (decrease) in net assets from operations	14,435	(955)	105,548	11,232
Contract transactions
Net contract purchase payments	5,060,054	1,680,226	632,351	110,797
Transfer payments from (to) other subaccounts or general account	(4,358,304)	(832,363)	575,570	32,169
Contract terminations, withdrawals, and other deductions	(60,181)	(300)	(8,184)	(296)
Contract maintenance charges	(2,130)	—	(2,328)	—

Increase (decrease) in net assets from contract transactions	639,439	847,563	1,197,409	142,670

Net increase (decrease) in net assets	653,874	846,608	1,302,957	153,902
Net assets:
Beginning of the period	846,608	—	153,902	—

End of the period	$1,500,482	$846,608	$1,456,859	$153,902

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities PAM Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$5,052	(357)	$(1,393)	—
Net realized capital gains (losses) on investments	(11,882)	45	3,283	—
Net change in unrealized appreciation/depreciation of investments	4,499	1,422	—	—

Increase (decrease) in net assets from operations	(2,331)	1,110	1,890	—
Contract transactions
Net contract purchase payments	1,505,196	191,957	—	—
Transfer payments from (to) other subaccounts or general account	(1,305,611)	(8,754)	(89)	299
Contract terminations, withdrawals, and other deductions	(4,073)	(299)	(1,801)	(299)
Contract maintenance charges	(281)	—	—	—

Increase (decrease) in net assets from contract transactions	195,231	182,904	(1,890)	—

Net increase (decrease) in net assets	192,900	184,014	—	—
Net assets:
Beginning of the period	184,014	—	—	—

End of the period	$376,914	$184,014	$—	$—

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Transamerica Value Balanced Subaccount		Van Kampen Mid Cap Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$2,280	(57)	$(4,677)	(101)
Net realized capital gains (losses) on investments	10,663	4	5,728	9
Net change in unrealized appreciation/depreciation of investments	(5,276)	1,023	21,556	1,893

Increase (decrease) in net assets from operations	7,667	970	22,607	1,801
Contract transactions
Net contract purchase payments	90,751	66,574	314,018	29,755
Transfer payments from (to) other subaccounts or general account	4,850	(1)	121,011	2,131
Contract terminations, withdrawals, and other deductions	(1,022)	(300)	(4,218)	(303)
Contract maintenance charges	(451)	—	(218)	—

Increase (decrease) in net assets from contract transactions	94,128	66,273	430,593	31,583

Net increase (decrease) in net assets	101,795	67,243	453,200	33,384
Net assets:
Beginning of the period	67,243	—	33,384	—

End of the period	$169,038	$67,243	$486,584	$33,384

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Access U.S. Government Money Market Portfolio Subaccount		Potomac Dow 30 Plus Portfolio Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(399)	(527)	$1,403	(103)
Net realized capital gains (losses) on investments	70	—	(3,704)	757
Net change in unrealized appreciation/depreciation of investments	—	—	(365)	365

Increase (decrease) in net assets from operations	(329)	(527)	(2,666)	1,019
Contract transactions
Net contract purchase payments	4,509	100,196	25,650	14,296
Transfer payments from (to) other subaccounts or general account	(62,658)	(38,584)	(51,445)	13,446
Contract terminations, withdrawals, and other deductions	(1,974)	(633)	—	(300)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(60,123)	60,979	(25,795)	27,442

Net increase (decrease) in net assets	(60,452)	60,452	(28,461)	28,461
Net assets:
Beginning of the period	60,452	—	28,461	—

End of the period	$—	$60,452	$—	$28,461

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Potomac Mid Cap Plus Portfolio Subaccount		Potomac OTC Plus Portfolio Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(289)	(24)	$(62)	(27)
Net realized capital gains (losses) on investments	732	668	(406)	1,353
Net change in unrealized appreciation/depreciation of investments	(660)	660	(18)	18

Increase (decrease) in net assets from operations	(217)	1,304	(486)	1,344
Contract transactions
Net contract purchase payments	26,220	7,770	1,283	300
Transfer payments from (to) other subaccounts or general account	(33,324)	(488)	(14,449)	12,502
Contract terminations, withdrawals, and other deductions	(779)	(486)	—	(494)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(7,883)	6,796	(13,166)	12,308

Net increase (decrease) in net assets	(8,100)	8,100	(13,652)	13,652
Net assets:
Beginning of the period	8,100	—	13,652	—

End of the period	$—	$8,100	$—	$13,652

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Potomac Small Cap Plus Portfolio Subaccount		Potomac U.S./Short Portfolio Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(159)	(119)	$—	—
Net realized capital gains (losses) on investments	(243)	3,168	—	—
Net change in unrealized appreciation/depreciation of investments	(2,120)	2,120	—	—

Increase (decrease) in net assets from operations	(2,522)	5,169	—	—
Contract transactions
Net contract purchase payments	1,886	14,794	—	300
Transfer payments from (to) other subaccounts or general account	(31,542)	12,702	—	—
Contract terminations, withdrawals, and other deductions	—	(487)	—	(300)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(29,656)	27,009	—	—

Net increase (decrease) in net assets	(32,178)	32,178	—	—
Net assets:
Beginning of the period	32,178	—	—	—

End of the period	$—	$32,178	$—	$—

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Year Ended Dec 31, 2005 and Period May 1, 2004 through Dec 31, 2004

	Wells S&P REIT Index Portfolio Subaccount		Fidelity-VIP Index 500 Portfolio Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$67,870	(303)	$(32)	(3)
Net realized capital gains (losses) on investments	(46,987)	103	88	1
Net change in unrealized appreciation/depreciation of investments	(10,908)	10,908	1,233	101

Increase (decrease) in net assets from operations	9,975	10,708	1,289	99
Contract transactions
Net contract purchase payments	277,064	101,217	19,308	1,000
Transfer payments from (to) other subaccounts or general account	(407,708)	10,013	6,193	1,617
Contract terminations, withdrawals, and other deductions	(970)	(299)	(1,192)	(301)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(131,614)	110,931	24,309	2,316

Net increase (decrease) in net assets	(121,639)	121,639	25,598	2,415
Net assets:
Beginning of the period	121,639	—	2,415	—

End of the period	$—	$121,639	$28,013	$2,415

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies

Organization

The WRL Freedom Multiple Variable Annuity is a segregated investment account of Western Reserve Life Assurance Co. of Ohio, an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts (each each a Series Fund and collectively the Series Funds). Activity in all but one of these subaccounts is available to contract owners of WRL Freedom Multiple Variable Annuity. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class ("PAM Fund") was included in the Fund portfolio only to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner's other subaccounts into the "PAM Fund" when the policy value has dropped relative to the guaranteed amount. All amounts reported herein represent the activity related to contract owners of WRL Freedom Multiple Variable Annuity only.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.-Service Class:

AEGON Bond-Service Class

Asset Allocation-Growth Portfolio-Service Class

Asset Allocation-Conservative Portfolio-Service Class

Asset Allocation-Moderate Portfolio-Service Class

Asset Allocation-Moderate Growth Portfolio-Service Class

Capital Guardian Value-Service Class

Clarion Global Real Estate Securities-Service Class

Federated Growth and Income-Service Class

Great Companies-AmericaSM-Service Class

Great Companies-TechnologySM-Service Class

Transamerica Balanced-Service Class

Janus Growth-Service Class

J.P Morgan Enhanced Index-Service Class

Marsico Growth-Service Class

MFS High Yield-Service Class

Munder Net50-Service Class

Mercury Large Cap Value-Service Class

PIMCO Total Return-Service Class

Salomon All Cap-Service Class

T.Rowe Price Equity Income-Service Class

T.Rowe Price Small Cap-Service Class

Templeton Great Companies Global-Service Class

Third Avenue Value-Service Class

Transamerica Convertible Securities-Service Class

Transamerica Equity-Service Class

Transamerica Growth Opportunities-Service Class

Transamerica Money Market-Service Class

Transamerica Small/Mid Cap Value-Service Class

Transamerica U.S. Government Securities-Service Class

Transamerica U.S. Government Securities-Service Class

Transamerica Value Balanced-Service Class

Van Kampen Mid Cap Growth-Service Class

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Index 500 Portfolio-Service Class 2

2004 reporting reflects activity from the inception date of May 1, 2004 through December 31, 2004. 2005 reporting reflects a full twelve month period.

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2005:

Portfolio	Formerly
Clarion Global Real Estate Securities - Service Class	Clarion Real Estate Securities - Service Class

Van Kampen Mid Cap Growth - Service Class	Van Kampen Emerging Growth - Service Class

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2005.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.-Service Class:
AEGON Bond-Service Class	$744,513	$192,340
Asset Allocation-Growth Portfolio-Service Class	3,715,709	320,061
Asset Allocation-Conservative Portfolio-Service Class	5,046,164	463,556
Asset Allocation-Moderate Portfolio-Service Class	14,470,343	2,104,445
Asset Allocation-Moderate Growth Portfolio-Service Class	12,445,601	1,612,423
Capital Guardian Value-Service Class	920,208	368,135
Clarion Global Real Estate Securities-Service Class	1,599,779	359,662
Federated Growth and Income-Service Class	4,984,256	1,634,153
Great Companies-AmericaSM-Service Class	400,038	341,783
Great Companies-TechnologySM-Service Class	170,432	101,065
Transamerica Balanced-Service Class	309,308	124,716
Janus Growth-Service Class	352,108	28,257
J.P Morgan Enhanced Index-Service Class	681,232	109,382
Marsico Growth-Service Class	563,460	379,834
MFS High Yield-Service Class	522,883	209,766
Munder Net50-Service Class	120,537	28,002
Mercury Large Cap Value-Service Class	1,473,513	215,668
PIMCO Total Return-Service Class	1,105,647	700,189
Salomon All Cap-Service Class	575,080	92,477
T.Rowe Price Equity Income-Service Class	2,405,204	99,429
T.Rowe Price Small Cap-Service Class	663,512	110,307
Templeton Great Companies Global-Service Class	866,997	177,352
Third Avenue Value-Service Class	4,317,578	512,188
Transamerica Convertible Securities-Service Class	461,799	191,284
Transamerica Equity-Service Class	3,022,751	747,553
Transamerica Growth Opportunities-Service Class	2,399,273	280,700
Transamerica Money Market-Service Class	7,679,315	7,025,444
Transamerica Small/Mid Cap Value-Service Class	1,394,983	154,672
Transamerica U.S. Government Securities-Service Class	1,652,816	1,449,068
Transamerica U.S. Government Securities-Service Class	453,279	456,559
Transamerica Value Balanced-Service Class	162,029	52,659
Van Kampen Mid Cap Growth-Service Class	550,990	125,079
Variable Insurance Products Fund-Service Class 2:
Fidelity-VIP Index 500 Portfolio-Service Class 2	26,888	2,610

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	AEGON Bond Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Units outstanding at May 1, 2004	—	—	—	—	—
Units purchased	27,965	416,789	2,147,410	4,109,434	2,481,897
Units redeemed and transferred	(25,606)	247,646	175,176	264,447	213,555

Units outstanding at December 31, 2004	2,359	664,435	2,322,586	4,373,881	2,695,452
Units purchased	121,023	998,535	2,216,032	4,296,142	3,536,103
Units redeemed and transferred	410,029	1,920,904	1,621,655	6,526,029	5,896,095

Units outstanding at December 31, 2005	533,411	3,583,874	6,160,273	15,196,052	12,127,650

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Federated Growth & Income Subaccount	Great Companies- AmericaSM Subaccount	Great Companies- TechnologySM Subaccount
Units outstanding at May 1, 2004	—	—	—	—	—
Units purchased	414,885	203,530	811,392	290,103	98,417
Units redeemed and transferred	(30,867)	(35,945)	9,121	105,530	(303)

Units outstanding at December 31, 2004	384,018	167,585	820,513	395,633	98,114
Units purchased	306,571	205,485	2,129,112	170,657	69,370
Units redeemed and transferred	163,828	640,695	685,457	(109,116)	(4,448)

Units outstanding at December 31, 2005	854,417	1,013,765	3,635,082	457,174	163,036

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	Transamerica Balanced Subaccount	Janus Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at May 1, 2004	—	—	—	—	—
Units purchased	75,115	27,423	2,536	70,280	73,233
Units redeemed and transferred	(303)	1,440	(303)	(303)	1,312

Units outstanding at December 31, 2004	74,812	28,863	2,233	69,977	74,545
Units purchased	59,547	72,273	59,695	98,863	40,799
Units redeemed and transferred	90,995	216,929	475,616	69,942	218,908

Units outstanding at December 31, 2005	225,354	318,065	537,544	238,782	334,252

	Munder Net50 Subaccount	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	T. Rowe Price Equity Income Subaccount
Units outstanding at May 1, 2004	—	—	—	—	—
Units purchased	12,742	287,738	107,825	190,906	439,245
Units redeemed and transferred	14,337	(303)	14,941	(43,157)	2,805

Units outstanding at December 31, 2004	27,079	287,435	122,766	147,749	442,050
Units purchased	14,427	163,046	215,628	87,902	1,467,478
Units redeemed and transferred	76,223	812,630	138,938	382,951	453,720

Units outstanding at December 31, 2005	117,729	1,263,111	477,332	618,602	2,363,248

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	T. Rowe Price Small Cap Subaccount	Templeton Great Companies Global Subaccount	Third Avenue Value Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Units outstanding at May 1, 2004	—	—	—	—	—
Units purchased	75,718	110,771	868,331	71,997	1,210,923
Units redeemed and transferred	2,294	(303)	3,769	2,184	(30,165)

Units outstanding at December 31, 2004	78,012	110,468	872,100	74,181	1,180,758
Units purchased	72,113	164,837	1,312,665	36,820	1,494,348
Units redeemed and transferred	385,020	465,268	1,596,002	186,787	474,722

Units outstanding at December 31, 2005	535,145	740,573	3,780,767	297,788	3,149,828

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities PAM Subaccount
Units outstanding at May 1, 2004	—	—	—	—	—
Units purchased	462,694	1,695,342	132,278	188,612	3
Units redeemed and transferred	(13,887)	(845,070)	4,731	(8,874)	(3)

Units outstanding at December 31, 2004	448,807	850,272	137,009	179,738	—
Units purchased	1,081,183	3,128,933	175,537	632,651	1
Units redeemed and transferred	776,592	(2,487,750)	851,831	(438,266)	(1)

Units outstanding at December 31, 2005	2,306,582	1,491,455	1,164,377	374,123	—

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	Transamerica Value Balanced Subaccount	Van Kampen Mid Cap Growth Subaccount	Fidelity-VIP Index 500 Portfolio Subaccount
Units outstanding at May 1, 2004	—	—	—
Units purchased	62,437	31,513	996
Units redeemed and transferred	(303)	(303)	1,234

Units outstanding at December 31, 2004	62,134	31,210	2,230
Units purchased	38,842	22,093	15,516
Units redeemed and transferred	49,612	377,806	7,393

Units outstanding at December 31, 2005	150,588	431,109	25,139

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AEGON Bond
	12/31/2005	533,411	$1.04	to	$1.00	550,831	4.22%	1.45%	to	1.85%	0.61	to	(0.10)%
	12/31/2004	2,359	1.03	to	1.03	2,426	0.00	1.45	to	1.70	3.01	to	2.84
Asset Allocation-Growth
	12/31/2005	3,583,874	1.23	to	1.15	4,379,578	0.44	1.45	to	1.85	10.33	to	15.17
	12/31/2004	664,435	1.11	to	1.11	736,876	0.00	1.45	to	1.70	11.05	to	10.87
Asset Allocation-Conservative
	12/31/2005	6,160,273	1.11	to	1.06	6,803,965	3.04	1.45	to	1.85	3.51	to	6.21
	12/31/2004	2,322,586	1.07	to	1.07	2,482,642	0.01	1.45	to	1.70	6.97	to	6.79
Asset Allocation-Moderate
	12/31/2005	15,196,052	1.14	to	1.09	17,337,799	2.11	1.45	to	1.85	5.60	to	9.36
	12/31/2004	4,373,881	1.08	to	1.08	4,737,663	0.01	1.45	to	1.70	8.39	to	8.22
Asset Allocation-Moderate Growth
	12/31/2005	12,127,650	1.19	to	1.13	14,423,674	1.16	1.45	to	1.85	8.14	to	12.55
	12/31/2004	2,695,452	1.10	to	1.10	2,970,901	0.04	1.45	to	1.70	10.35	to	10.17
Capital Guardian Value
	12/31/2005	854,417	1.20	to	1.09	1,022,994	0.76	1.45	to	1.85	5.97	to	8.66
	12/31/2004	384,018	1.13	to	1.13	434,364	0.08	1.45	to	1.70	13.23	to	13.04
Clarion Global Real Estate Securities
	12/31/2005	1,013,765	1.51	to	1.16	1,518,188	1.49	1.45	to	1.85	11.57	to	16.40
	12/31/2004	167,585	1.35	to	1.35	226,359	0.10	1.45	to	1.70	35.20	to	34.98
Federated Growth & Income
	12/31/2005	3,635,082	1.13	to	1.04	4,100,674	2.39	1.45	to	1.85	3.23	to	3.92
	12/31/2004	820,513	1.10	to	1.10	899,855	0.00	1.45	to	1.70	9.75	to	9.57
Great Companies-AmericaSM
	12/31/2005	457,174	1.03	to	1.04	469,012	0.92	1.45	to	1.85	2.15	to	4.38
	12/31/2004	395,633	1.01	to	1.00	397,834	0.00	1.45	to	1.70	0.60	to	0.44
Great Companies-TechnologySM
	12/31/2005	163,036	1.08	to	1.16	175,081	0.17	1.45	to	1.85	0.41	to	15.82
	12/31/2004	98,114	1.07	to	1.07	104,969	0.00	1.45	to	1.70	7.07	to	6.90
Transamerica Balanced
	12/31/2005	225,354	1.17	to	1.11	261,215	2.00	1.45	to	1.85	6.25	to	10.92
	12/31/2004	74,812	1.10	to	1.10	82,282	0.08	1.45	to	1.70	10.03	to	9.85
Janus Growth
	12/31/2005	318,065	1.20	to	1.15	381,609	0.00	1.45	to	1.85	8.14	to	15.31
	12/31/2004	28,863	1.11	to	1.11	32,085	0.00	1.45	to	1.70	11.22	to	11.03
J.P. Morgan Enhanced Index
	12/31/2005	537,544	1.11	to	1.06	593,190	1.13	1.45	to	1.85	1.73	to	6.10
	12/31/2004	2,233	1.09	to	1.09	2,427	0.00	1.45	to	1.70	8.89	to	8.71
Marsico Growth
	12/31/2005	238,782	1.19	to	1.12	283,995	0.00	1.45	to	1.85	6.67	to	12.34
	12/31/2004	69,977	1.12	to	1.12	78,179	0.00	1.45	to	1.70	11.75	to	11.57

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS High Yield
	12/31/2005	334,252	1.08	to	1.03	359,425	10.01	1.45	to	1.85	0.06	to	3.29
	12/31/2004	74,545	1.08	to	1.08	80,578	0.00	1.45	to	1.70	8.15	to	7.97
Munder Net50
	12/31/2005	117,729	1.18	to	1.28	138,967	0.00	1.45	to	1.85	6.24	to	28.31
	12/31/2004	27,079	1.11	to	1.11	30,063	0.00	1.45	to	1.70	11.20	to	11.02
Mercury Large Cap Value
	12/31/2005	1,263,111	1.31	to	1.14	1,651,560	0.68	1.45	to	1.85	14.08	to	14.00
	12/31/2004	287,435	1.15	to	1.15	330,212	0.00	1.45	to	1.70	15.04	to	14.86
PIMCO Total Return
	12/31/2005	477,332	1.04	to	1.00	494,190	3.80	1.45	to	1.85	0.58	to	(0.01)
	12/31/2004	122,766	1.03	to	1.03	126,541	0.46	1.45	to	1.70	3.23	to	3.06
Salomon All Cap
	12/31/2005	618,602	1.09	to	1.09	671,580	0.53	1.45	to	1.85	2.33	to	9.08
	12/31/2004	147,749	1.06	to	1.06	157,083	0.06	1.45	to	1.70	6.40	to	6.22
T. Rowe Price Equity Income
	12/31/2005	2,363,248	1.14	to	1.05	2,688,750	2.04	1.45	to	1.85	2.33	to	5.10
	12/31/2004	442,050	1.11	to	1.11	491,953	0.00	1.45	to	1.70	11.31	to	11.13
T. Rowe Price Small Cap
	12/31/2005	535,145	1.15	to	1.17	615,366	0.00	1.45	to	1.85	8.82	to	16.96
	12/31/2004	78,012	1.06	to	1.06	82,608	0.00	1.45	to	1.70	6.03	to	5.86
Templeton Great Companies Global
	12/31/2005	740,573	1.14	to	1.10	845,660	1.09	1.45	to	1.85	5.70	to	10.44
	12/31/2004	110,468	1.08	to	1.08	119,521	0.00	1.45	to	1.70	8.32	to	8.14
Third Avenue Value
	12/31/2005	3,780,767	1.42	to	1.19	5,352,180	0.55	1.45	to	1.85	16.78	to	18.79
	12/31/2004	872,100	1.22	to	1.21	1,058,849	0.02	1.45	to	1.70	21.53	to	21.34
Transamerica Convertible Securities
	12/31/2005	297,788	1.12	to	1.12	332,493	3.09	1.45	to	1.85	2.07	to	11.69
	12/31/2004	74,181	1.10	to	1.09	81,229	0.00	1.45	to	1.70	9.63	to	9.45
Transamerica Equity
	12/31/2005	3,149,828	1.27	to	1.23	4,000,050	0.35	1.45	to	1.85	14.62	to	23.36
	12/31/2004	1,180,758	1.11	to	1.11	1,309,334	0.00	1.45	to	1.70	11.00	to	10.82
Transamerica Growth Opportunities
	12/31/2005	2,306,582	1.22	to	1.25	2,799,721	0.00	1.45	to	1.85	14.28	to	24.50
	12/31/2004	448,807	1.06	to	1.06	477,358	0.00	1.45	to	1.70	6.41	to	6.23
Transamerica Money Market
	12/31/2005	1,491,455	1.01	to	1.01	1,500,482	2.65	1.45	to	1.85	1.16	to	0.72
	12/31/2004	850,272	1.00	to	0.99	846,608	0.71	1.45	to	1.70	(0.35)	to	(0.51)
Transamerica Small/Mid Cap
	12/31/2005	1,164,377	1.25	to	1.16	1,456,859	0.54	1.45	to	1.85	11.65	to	15.65
	12/31/2004	137,009	1.12	to	1.12	153,902	0.00	1.45	to	1.70	12.40	to	12.22
Transamerica U.S. Government Securities
	12/31/2005	374,123	1.03	to	1.00	376,914	3.17	1.45	to	1.85	0.53	to	0.03
	12/31/2004	179,738	1.02	to	1.02	184,014	0.00	1.45	to	1.70	2.41	to	2.24
Transamerica U.S. Government Securities PAM
	12/31/2005	0	1.03	to	1.00	0	0.00	1.45	to	1.85	0.53	to	0.03
	12/31/2004	0	1.02	to	1.02	0	0.00	1.45	to	1.70	2.41	to	2.24

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Value Balanced
	12/31/2005	150,588	1.13	to	1.07	169,038	3.35	1.45	to	1.85	4.70	to	6.85
	12/31/2004	62,134	1.08	to	1.08	67,243	0.00	1.45	to	1.70	8.28	to	8.10
Van Kampen Mid Cap Growth
	12/31/2005	431,109	1.13	to	1.13	486,584	0.00	1.45	to	1.85	5.78	to	13.28
	12/31/2004	31,210	1.07	to	1.07	33,384	0.00	1.45	to	1.70	6.99	to	6.82
Fidelity-VIP Index 500 Portfolio
	12/31/2005	25,139	1.12	to	1.07	28,013	1.38	1.45	to	1.85	3.07	to	7.25
	12/31/2004	2,230	1.08	to	1.08	2,415	0.00	1.45	to	1.70	8.36	to	8.19

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods of less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns for 2004 reflect a period from May 1, 2004 through December 31, 2004. Total returns for 2005 reflect a full twelve month period except for new expense ratios as follows:

Expense Ratios	Inception Date
1.60%	May 1, 2005
1.65%	May 1, 2005
1.85%	May 1, 2005

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

There are subaccounts that have total returns outside of the range indicated above due to the addition of expense ratios effective May 1, 2005. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2005 Total Return range
Asset Allocation-Growth	15.35%	to	10.06%
Asset Allocation-Conservative	6.39	to	3.26
Asset Allocation-Moderate	9.54	to	5.34
Asset Allocation-Moderate Growth	12.73	to	7.88
Capital Guardian Value	8.84	to	5.71
Clarion Global Real Estate Securities	16.60	to	11.30
Federated Growth & Income	4.09	to	2.98
Great Companies-AmericaSM	4.55	to	1.90
Great Companies-TechnologySM	16.01	to	0.16
Transamerica Balanced	11.10	to	5.99
Janus Growth	15.50	to	7.87
J.P. Morgan Enhanced Index	6.27	to	1.48
Marsico Growth	12.53	to	6.41
MFS High Yield	3.46	to	(0.19)
Munder Net50	28.52	to	5.98
Mercury Large Cap Value	14.19	to	13.80
Salomon All Cap	9.25	to	2.07
T. Rowe Price Equity Income	5.27	to	2.08
T. Rowe Price Small Cap	17.15	to	8.56
Templeton Great Companies Global	10.62	to	5.44
Third Avenue Value	18.98	to	16.49
Transamerica Convertible Securities	11.87	to	1.82
Transamerica Equity	23.56	to	14.34
Transamerica Growth Opportunities	24.70	to	14.00
Transamerica Small/Mid Cap	15.84	to	11.37
Transamerica Value Balanced	7.03	to	4.44
Van Kampen Mid Cap Growth	13.46	to	5.52
Fidelity-VIP Index 500 Portfolio	7.42	to	2.81

Western Reserve Life Assurance Co. of Ohio

Flexible Premium VA F - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2005

5.	Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. WRL also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for WRL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.30% to 1.70%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

8.	Other Matters

There continues to be significant federal and state regulatory activity relating to financial services companies. The separate accounts are not believed to be the focus of any regulatory inquiry. However, as part of an ongoing investigation regarding market timing and other compliance issues affecting the Company and certain of its affiliates, the staff of the U.S. Securities and Exchange Commission has indicated that it is likely to take some action against the Company and certain of its affiliates. Although it is not anticipated that these developments will have an adverse impact on the separate account, there can be no assurance at this time. Please refer to footnote number 14 of the WRL financial statements for more information about this matter.

PART C	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio authorizing establishment of the Separate Account. Note 4

(2)		Not Applicable.

(3)	(a)	Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate investment accounts, and AFSG Securities Corporation. Note 3

	(a)(1)	Third Amendment to Amendment Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 10

	(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 1

(4)	(a)	Form of Policy. Note 4

	(b)	Form of Enhanced Death Benefit Rider (Return of Premium). Note 3

	(c)	Form of Enhanced Death Benefit Rider (Annual Step-Up). Note 3

	(d)	Form of Taxpayer Plus II Rider. Note 4

	(e)	Form of Living Benefits Rider (GPS). Note 4

	(f)	Form of 5 for Life Rider. Note 12

	(g)	Form of C. Share Rider. Note 12

	(h)	Form of Rider (5 for Life – Growth – without Death Benefit) Note 13

	(i)	Form of Rider (5 for Life – Growth – with Death Benefit) Note 13

(5)	(a)	Form of Application. Note 5

(6)	(a)	Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 3

	(b)	ByLaws of Western Reserve Life Assurance Co. of Ohio. Note 3

(7)	(a)	Reinsurance Agreement (TIRe). Note 3

	(b)	Reinsurance Agreement (GPHRe). Note 3

(8)	(a)	Participation Agreement between WRL Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 3

	(a)(1)	Amendment No. 23 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 10

	(a)(2)	Amendment No. 24 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 12

(8)	(a)(3)	Amendment No. 25 to Participation Agreement (ATST) Note. 12

	(a)(4)	Amendment No.26 to Participation Agreement (ATST) Note. 14

(8)	(b)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. Note 5

(8)	(b)(1)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Products Fund II. Note 6

(8)	(b)(2)	Amendment No. 2 dated April 12, 2001 to Participation Agreement Variable Insurance Products Fund II. Note 7

(8)	(b)(3)	Amendment No. 3 dated September 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 8

(8)	(b)(4)	Amendment No. 5 dated June 14, 1999 to Participation Agreement Variable Insurance Products Fund II. Note 10

(8)	(c)	Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2003. Note 9

(8)	(c)(1)	Amendment No. 1 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated September 1, 2003. Note 8

(8)	(c)(2)	Amended and Restated Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. Note 10

(9)	(a)	Opinion and Consent of Counsel. Note 14

	(b)	Consent of Counsel. Note 14

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 14

	(b)	Opinion and Consent of Actuary. Note 14

(11)		Not applicable.

(12)	Not applicable.

(13)	Performance Data Calculations. Note 14

(14)	Powers of Attorney. (K. Bachmann, B.K. Clancy, M. Kirby, P. Reaburn; J.C. Vahl, C.D. Vermie; A.J. Hamilton; A.J. Yaeger) Note 3 (Ron Wagley) Note 10 (Kenneth Kilbane) Note 11. (Arthur Schneider) Note 12. (Christopher H. Garrett) Note 13 (Charles T. Boswell and Timmy L. Stonehocker) Note 14

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File No. 333-93969) on April 14, 2003.

Note 3.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-108525) on September 5, 2003.

Note 4.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-112089) on January 22, 2004.

Note 5	Incorporated herein by reference to Initial Registration Statement to Form S-6 (File No. 333-57681) dated September 23, 1999.

Note 6	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-93169) dated April 10, 2000.

Note 7	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form S-6 (File No. 33-69138) dated April 16, 2001.

Note 8	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) dated December 19, 2003.

Note 9	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-6 (File No. 333-100993) dated April 22, 2003.

Note 10.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-112089) on June 25, 2004.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-108525) on January 7, 2005.

Note 12.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-112089) dated April 27, 2005.

Note 13.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-112089) on December 13, 2005.

Note 14.	Filed herewith

Item 25.	Directors and Officers of the Depositor Western Reserve Life Assurance Co. of Ohio.

Name and Business Address	Principal Positions and Offices with Depositor

Charles T. Bosewell 570 Carillon Parkway St. Petersburg, FL. 33716	Director and Chief Executive Officer

Timmy L. Stonehocker 4333 Edgewood Rd. NE Cedar Rapids, IA 52499	Director and Chairman of the Board

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President, Assistant Secretary and Corporate Counsel

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Arthur Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President, Chief Tax Officer

Allan J. Hamilton 570 Carillon Parkway St. Petersburg, FL 33716-1202	Controller, Treasurer and Vice President

Christopher H. Garrett 4333 Edgewood Rd NE Cedar Rapids, IA 52499-0001	Director, Actuary, Chief Financial Officer

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments

Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments

Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments

Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments

Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments

Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Garnet LIHTC Fund VII, LLC	Delaware	100% Garnet Community Investments VII, LLC	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	100% Garnet Community Investments VIII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Gilwell Company	California	100% Transamerica Corporation	Ground lessee of 517 Washington Street, San Francisco

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	The AEGON Trust owns 350 shares; AEGON U.S. Holding Corp. owns 10 shares	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 42,500 shares Series A Preferred Stock & 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros Brazil	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.	Number of Contract Owners

As of February 28, 2006, there were 1,237 Contract owners.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

C-3

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Controller, Treasurer, and Financial and Operations Principal
Teresa L. Stolba	(1)	Assistant Compliance Officer
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Carol A. Sterlacci	(2)	Assistant Controller and Treasurer
Michael C. Massrock	(2)	Vice President
Paula G. Nelson	(4)	Director
Phillip S. Eckman	(4)	Director

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	600 S. Hwy 169 Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$2,720,533.00	0	0	0

(1)	Fiscal Year 2005

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Western Reserve Life Assurance Co. of Ohio at the address or phone number listed in the Prospectus.

(d)	Western Reserve Life Assurance Co. of Ohio hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve Life Assurance Co. of Ohio.

SECTION 403(B) REPRESENTATIONS

Western Reserve Life Assurance Co. of Ohio represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2006.

SEPARATE ACCOUNT VA V

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Timmy L. Stonehocker	Director and Chairman of the Board	, 2006

* Charles T. Boswell	Director and Chief Executive Officer	, 2006

* Brenda K. Clancy	Director and President	, 2006

* Christopher H. Garrett	Director, Actuary, and Chief Financial Officer	, 2006

* Arthur Schneider	Director, Senior Vice President, and Chief Tax Officer	, 2006

/s/ CRAIG D. VERMIE Craig D. Vermie	Senior Vice President, Assistant Secretary and Corporate Counsel	April 25, 2006

* Allan J. Hamilton	Controller, Treasurer, and Vice President	, 2006

*By Craig D. Vermie, Attorney-in-Fact

Registration No. 333-112089

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA V

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(a)(4)	Amendment No. 26 to Participation Agreement (ATST)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

10(b)	Opinion and Consent of Actuary

13	Performance Data Calculations

14	Power of Attorney

*	Page numbers included only in manually executed original.